McM Funds
---------



Semi-Annual Report

2000

December 31, 2000

-------------------------

Principal Preservation Fund
Intermediate Fixed Income Fund
Fixed Income Fund Balanced Fund
Equity Investment Fund

Direction

long term
Focused
experience
strategy

Dear Shareholder:

Asset diversification is an important consideration for any sensible investment plan. To protect your assets from unnecessary volatility, your portfolio should look to spread risk across asset classes and economic sectors.

Although mutual funds are, by definition, pooled funds holding several different assets, it does not necessarily mean they are well-diversified. For instance, a technology equity fund may own shares of fifty different technology companies, but if the companies in the fund sell the same products, or have the same customers, their stock prices tend to rise and fall simultaneously since they are subject to similar risks.

This narrow focus can lead to volatile ups and downs, and perhaps a little less sleep at night for those who depend on this type of fund for their retirement security.

McM Funds are designed to lessen risk by owning securities in several different areas. Our Equity Investment Fund holds the stock of 95 different companies, representing all fifteen economic sectors. If you dig a little deeper, you will find that within larger economic sectors, holdings are carefully spread across subsectors, providing an additional measure of diversification. The other McM Funds also hold a diverse range of investments, never placing too much emphasis on any one holding or sector.

In this and coming years, McM Funds will continue to employ a consistent, diversified, and disciplined investment program that works.

Thank you once again for your confidence and trust.


/s/    Terry A. O'Toole
-------------------------
Terry A. O'Toole
Chairman of the Board

                                                                          Review

Investors were brought back to a stark sense of reality in 2000. After five straight years of stock market returns over 20%, 2000 returns were the poorest since 1990. The S&P 500 had a negative return of 9.15%, while the McM Equity Fund had a negative return of 6.39% (a difference of 2.76%). The McM Balanced Fund had a return of 0.71%.

There were volatile swings in economic sector returns. Six sectors with positive returns in 1999 had negative returns in 2000. Conversely, four sectors that were down in 1999 were up in 2000. Consider the significant reversals of the technology and healthcare sectors:

                              Returns (%)      Two Year
                    1999         2000        Average Annual
                    ----         ----        --------------
Healthcare         -9.85        36.75           11.03
Technoloy          74.74       -37.51            4.50

These returns do not adequately reflect the technology sector's importance in overall market performance. When McM Funds began operation in 1994, technology stocks represented about 10% of the stock market. They now represent over 20%. Technology's rise in prominence has increased market volatility and risk, and distorted overall market returns. This is illustrated by the staggering percentage of S&P 500 stocks (62%) that outperformed the index.

The year proved once again that investors with well-diversified portfolios are rewarded. The McM Equity Fund maintained a very diversified portfolio, avoiding the whipsaw effect of returns among industry sectors, and outpacing the return of the S&P 500. The McM Balanced Fund's diversified equity commitment outperformed the S&P 500 as well.

In the fixed income markets, the story was quite different. With inflation expectations down to the lowest level in decades, market yield dropped from 6.9% to 6.1%, as measured by the Lehman Brothers Government/Credit Bond Index (LB-GCI). As interest rate levels dropped, bond prices increased, creating high absolute returns.

The McM Fixed Income and Intermediate Fixed Income Funds participated in this strong market by returning 11.55% and 9.84% respectively, while the LB-GCI returned 11.63%. The fixed income portion of the McM Balanced Fund benefited in the rising fixed income market, bringing the Fund's overall return up to 0.71%.

----------
To be preceded or accompanied by a prospectus. Past performance does not guarantee future results. Shares, when redeemed, may be more or less than their original cost. All benchmarks are unmanaged indices not available for investment. The McM Funds are distributed by PFPC Distributors, Inc., 3200 Horizon Drive, King of Prussia, PA 19406. DFU 2/01

                                                                         Outlook

Economic activity is quite weak. First quarter 2001 growth is likely to be very close to zero, as inventory liquidation suppresses production. This indicates that the slowdown is much further along than previously anticipated. We expect a recovery sometime in the second quarter, with improved economic growth for the year in the 3.0-3.5% range.

A bright spot on the horizon is the Federal budget, which is in substantial surplus and permits consideration of marginal tax rate cuts. However, this stimulus is likely to be a long-term rather than short-term fix.

Another bright spot is a high expected real return (the difference between expected inflation and interest rates), which allows a substantial easing of credit conditions by the Federal Reserve Board. This monetary policy stimulus is positive to growth. However, there are two moderating influences:
"misinvestment" in speculative stocks by people who could not afford losses and high levels of consumer installment credit, which will take several months to repair.

The inflation picture should improve with the consumer price index at 2.5% to 3.0% this year, versus 3.4% in 2000. Oil prices may be flat to down, allowing for moderation in inflation. However the natural gas supply problem bears watching.

McM Fund portfolios will continue to have risk profiles similar to those of their respective benchmarks, preventing exposure to any uncompensated risks. Our equity portfolios remain at, or above, market weighting in the three largest economic sectors--technology (21%), healthcare (17%), and financial services (18%).

Technology companies continue to have extraordinary long-term prospects for rapid earnings growth, but will remain volatile, as in the past. Financial services stocks typically perform well during the early stages of Federal Reserve easing of monetary conditions. Healthcare stocks are experiencing strong product demand and strong earnings growth, while aggregate corporate profits are expected to decelerate. Longer term, pricing power may diminish with increased government involvement.

In the fixed income market, we expect more modest returns than in 2000, with the prospect of rising interest rates by year-end. McM Fund fixed income portfolios will continue to invest heavily in corporate and mortgage backed bonds. The spread in yields between both corporate and mortgage bonds over treasury securities is still attractive, despite the recent drop in interest rate levels.

                                                     Principal Preservation Fund

The Principal Preservation Fund emphasizes high quality, liquid securities. The Fund seeks to realize high current income, consistent with preservation of capital. U.S. Government issues represent 65% of the portfolio. The 7-day and 30-day average yields as of December 31, 2000 were 6.27% and 6.27%, respectively.

 Diversification                  Credit Quality                Maturity
 ---------------                  --------------                --------
Government 65%                     A-1/P-1 35%               16-30 days 13%
Commercial Paper 30%               Government 65%            91+ days 37%
Certificates of Deposit 3%                                   1-15 days 16%
Repurchase Agreements 2%                                     31-90 days 34%


Average Annual Return (%)


                                     Current         One         Three        Five          Since
                                      Yield         Year         Years        Years       Inception
                                      -----         ----         -----        -----       ---------
McM Principal Preservation Fund        6.24          6.17        5.46          5.38         5.39


                           Principal Preservation Fund
                          July 13, 1994 Inception Date

      12/31/98         4.82
       1/31/99         4.69
       2/28/99         4.63
       3/31/99         4.59
       4/30/99         4.59
       5/31/99         4.55
       6/30/99         4.57
       7/30/99         4.74
       8/31/99         4.79
       9/30/99         4.49
      10/31/99         5.15
      11/30/99         5.31
      12/31/99         5.34
       1/31/00         5.46
       2/29/00         5.50
       3/31/00         5.61
       4/30/00         5.68
       5/31/00         5.95
       6/30/00         6.18
       7/31/00         6.25
       8/31/00         6.22
       9/30/00         6.31
      10/31/00         6.32
      11/30/00         6.35
      12/31/00         6.27

                      December 31, 1999 - December 31, 2000
                             7-Day Average Yield (%)

              Past performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                                                  Intermediate Fixed Income Fund

This Fund emphasizes high quality and diversification. Government bonds and Aaa-rated bonds represent 64% of the Fund. Mortgage securities, backed by U.S. Government Agencies, provide yield advantages compared to U.S. Government bonds with equivalent maturities. The Fund, with an average maturity of 4.4 years, is less sensitive to interest rate changes than the Fixed Income Fund.

                                                           NASDAQ Symbol:  MCMNX

Diversification                       Bond Quality                    Maturity
    Cash 3%                              Baa 5%                    Short-term 3%
 Government 25%                          Caa 1%                      5-10 years
  Mortgage 35%                           Aa 12%                          31%
 Corporate 37%                           A 18%                       1-5 years
                                     Government 25%                      66%
                                        Aaa 39%


Average Annual Returns (%)

                                                    One         Three      Five       Since
                                                    Year        Years      Years    Inception
                                                    ----        -----      -----    ---------

McM Intermediate Fixed Income Fund                   9.84       5.68       5.81       6.67
Lehman Brothers Intermediate Govt/Credit Index      10.10       6.22       6.11       7.02


                         Intermediate Fixed Income Fund
                          July 14, 1994 Inception Date

                           Intermediate Fixed      Lehman Brothers Intermediate
                              Income Fund            Government/Credit Index
                              -----------            -----------------------
    07/14/1994                  $10,000                     $10,000
    07/31/1994                  $10,050                     $10,073
    08/31/1994                  $10,046                     $10,105
    09/30/1994                   $9,969                     $10,012
    10/31/1994                   $9,965                     $10,011
    11/30/1994                   $9,921                      $9,966
    12/31/1994                   $9,957                     $10,000
    01/31/1995                  $10,122                     $10,169
    02/28/1995                  $10,350                     $10,380
    03/31/1995                  $10,398                     $10,439
    04/30/1995                  $10,518                     $10,567
    05/31/1995                  $10,849                     $10,887
    06/30/1995                  $10,918                     $10,960
    07/31/1995                  $10,914                     $10,961
    08/31/1995                  $11,003                     $11,060
    09/30/1995                  $11,078                     $11,140
    10/31/1995                  $11,210                     $11,264
    11/30/1995                  $11,344                     $11,411
    12/31/1995                  $11,445                     $11,531
    01/31/1996                  $11,540                     $11,630
    02/29/1996                  $11,401                     $11,494
    03/31/1996                  $11,340                     $11,436
    04/30/1996                  $11,320                     $11,396
    05/31/1996                  $11,302                     $11,386
    06/30/1996                  $11,420                     $11,507
    07/31/1996                  $11,461                     $11,542
    08/31/1996                  $11,463                     $11,551
    09/30/1996                  $11,617                     $11,711
    10/31/1996                  $11,828                     $11,919
    11/30/1996                  $11,983                     $12,076
    12/31/1996                  $11,916                     $11,999
    01/31/1997                  $11,957                     $12,046
    02/28/1997                  $11,965                     $12,068

                           Intermediate Fixed      Lehman Brothers Intermediate
                              Income Fund            Government/Credit Index
                              -----------            -----------------------
    03/31/1997                  $11,880                     $11,985
    04/30/1997                  $12,018                     $12,125
    05/31/1997                  $12,123                     $12,226
    06/30/1997                  $12,236                     $12,337
    07/31/1997                  $12,507                     $12,588
    08/31/1997                  $12,431                     $12,525
    09/30/1997                  $12,582                     $12,670
    10/31/1997                  $12,760                     $12,811
    11/30/1997                  $12,744                     $12,839
    12/31/1997                  $12,859                     $12,942
    01/30/1998                  $13,033                     $13,111
    02/27/1998                  $13,016                     $13,101
    03/31/1998                  $13,051                     $13,143
    04/30/1998                  $13,106                     $13,208
    05/31/1998                  $13,218                     $13,305
    06/30/1998                  $13,300                     $13,390
    07/31/1998                  $13,335                     $13,437
    08/31/1998                  $13,586                     $13,648
    09/30/1998                  $13,874                     $13,990
    10/31/1998                  $13,790                     $13,976
    11/30/1998                  $13,822                     $13,975
    12/31/1998                  $13,865                     $14,031
    01/31/1999                  $13,936                     $14,108
    02/28/1999                  $13,731                     $13,901
    03/31/1999                  $13,869                     $14,005
    04/30/1999                  $13,874                     $14,048
    05/31/1999                  $13,750                     $13,940
    06/30/1999                  $13,734                     $13,950
    07/31/1999                  $13,699                     $13,937
    08/31/1999                  $13,679                     $13,948
    09/30/1999                  $13,817                     $14,078
    10/31/1999                  $13,839                     $14,115
    11/30/1999                  $13,871                     $14,132
    12/31/1999                  $13,821                     $14,085
    01/31/2000                  $13,755                     $14,033
    02/29/2000                  $13,869                     $14,148
    03/31/2000                  $13,989                     $14,295
    04/30/2000                  $13,929                     $14,262
    05/31/2000                  $13,949                     $14,285
    06/30/2000                  $14,214                     $14,536
    07/31/2000                  $14,308                     $14,647
    08/31/2000                  $14,441                     $14,820
    09/30/2000                  $14,613                     $14,955
    10/31/2000                  $14,649                     $15,023
    11/30/2000                  $14,878                     $15,228
    12/31/2000                  $15,183                     $15,508

              Past performance does not guarantee future results.

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. U.S. Treasury bonds, unlike mutual funds, are direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Ratings such as "Aaa" refer to individual bonds and not to the fund.

                                                               Fixed Income Fund

The Fixed Income Fund is structured similarly to the Intermediate Fixed Income Fund. It invests primarily in investment grade and U.S. Government bonds and has a weighted average maturity of 6.7 years, 2.3 years longer than the Intermediate Fixed Income Fund.

                                                            NASDAQ Symbol: MCMFX

Diversification                   Bond Quality                       Maturity
                                     Baa 9%                       10+ years 10%
    Cash 2%                          Caa 1%                       1-5 years 22%
 Government 19%                      Aa 11%                       5-10 years 68%
 Corporate 41%                   Government 19%
  Mortgage 38%                       A 20%
                                    Aaa 40%




Average Annual Returns (%)                     One       Three       Five       Since
                                               Year      Years       Years    Inception
                                               ----      -----       -----    ---------

McM Fixed Income Fund                         11.55      5.79        5.97       7.35
Lehman Brothers Aggregate Index               11.63      6.36        6.46       7.76
Lehman Brothers Government/Credit Index       11.84      6.20        6.23       7.67

                                Fixed Income Fund
                          July 14, 1994 Inception Date


                                        Lehman Brothers
                        Fixed             Government/        Lehman Brothers
                     Income Fund         Credit Index        Aggregate Index
                     -----------         ------------        ---------------
 07/14/1994            $10,000             $10,000               $10,000
 07/31/1994            $10,070             $10,111               $10,113
 08/31/1994            $10,097             $10,123               $10,117
 09/30/1994             $9,937              $9,975                $9,964
 10/31/1994             $9,911              $9,966                $9,953
 11/30/1994             $9,855              $9,944                $9,935
 12/31/1994             $9,926             $10,012               $10,001
 01/31/1995            $10,114             $10,211               $10,193
 02/28/1995            $10,384             $10,454               $10,429
 03/31/1995            $10,460             $10,517               $10,499
 04/30/1995            $10,604             $10,665               $10,645
 05/31/1995            $11,060             $11,077               $11,091
 06/30/1995            $11,155             $11,158               $11,180
 07/31/1995            $11,112             $11,134               $11,136
 08/31/1995            $11,257             $11,268               $11,279
 09/30/1995            $11,364             $11,378               $11,394
 10/31/1995            $11,533             $11,526               $11,561
 11/30/1995            $11,716             $11,698               $11,752
 12/31/1995            $11,841             $11,862               $11,925
 01/31/1996            $11,929             $11,941               $11,999
 02/29/1996            $11,688             $11,733               $11,744
 03/31/1996            $11,587             $11,651               $11,646
 04/30/1996            $11,485             $11,585               $11,565
 05/31/1996            $11,460             $11,562               $11,546
 06/30/1996            $11,618             $11,717               $11,699
 07/31/1996            $11,629             $11,749               $11,726
 08/31/1996            $11,605             $11,729               $11,698
 09/30/1996            $11,820             $11,933               $11,906
 10/31/1996            $12,104             $12,198               $12,184
 11/30/1996            $12,335             $12,406               $12,408
 12/31/1996            $12,202             $12,291               $12,270
 01/31/1997            $12,225             $12,329               $12,285
 02/28/1997            $12,238             $12,360               $12,311
 03/31/1997            $12,085             $12,223               $12,164
 04/30/1997            $12,263             $12,406               $12,342
 05/31/1997            $12,373             $12,524               $12,456
 06/30/1997            $12,516             $12,673               $12,606
 07/31/1997            $12,912             $13,015               $12,992

                                                                Lehman Brothers
                        Fixed              Lehman Brothers       Government/
                     Income Fund           Aggregate Index      Credit Index
                     -----------           ---------------      ------------
 08/31/1997            $12,757             $12,904               $12,846
 09/30/1997            $12,965             $13,095               $13,048
 10/31/1997            $13,181             $13,285               $13,257
 11/30/1997            $13,212             $13,346               $13,327
 12/31/1997            $13,364             $13,481               $13,467
 01/30/1998            $13,573             $13,654               $13,657
 02/27/1998            $13,516             $13,643               $13,629
 03/31/1998            $13,562             $13,689               $13,672
 04/30/1998            $13,619             $13,760               $13,740
 05/31/1998            $13,747             $13,891               $13,887
 06/30/1998            $13,857             $14,009               $14,029
 07/31/1998            $13,866             $14,039               $14,040
 08/31/1998            $14,171             $14,268               $14,314
 09/30/1998            $14,568             $14,601               $14,723
 10/31/1998            $14,385             $14,524               $14,618
 11/30/1998            $14,446             $14,607               $14,706
 12/31/1998            $14,503             $14,651               $14,741
 01/31/1999            $14,568             $14,755               $14,846
 02/28/1999            $14,248             $14,496               $14,493
 03/31/1999            $14,417             $14,576               $14,565
 04/30/1999            $14,400             $14,623               $14,602
 05/31/1999            $14,221             $14,494               $14,451
 06/30/1999            $14,179             $14,448               $14,406
 07/31/1999            $14,135             $14,387               $14,366
 08/31/1999            $14,089             $14,380               $14,355
 09/30/1999            $14,247             $14,547               $14,484
 10/31/1999            $14,259             $14,601               $14,521
 11/30/1999            $14,281             $14,599               $14,513
 12/31/1999            $14,186             $14,529               $14,424
 01/31/2000            $14,143             $14,481               $14,420
 02/29/2000            $14,311             $14,656               $14,600
 03/31/2000            $14,496             $14,850               $14,810
 04/30/2000            $14,383             $14,807               $14,738
 05/31/2000            $14,351             $14,799               $14,725
 06/30/2000            $14,680             $15,107               $15,025
 07/31/2000            $14,795             $15,245               $15,184
 08/31/2000            $14,991             $15,466               $15,398
 09/30/2000            $15,138             $15,563               $15,457
 10/31/2000            $15,164             $15,666               $15,554
 11/30/2000            $15,481             $15,923               $15,820
 12/31/2000            $15,823             $16,219               $16,132

               Past performance does not guarantee future results.

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. U.S. Treasury bonds, unlike mutual funds, are direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Ratings such as "Aaa" refer to individual bonds and not to the fund. The Lehman Brothers Government/Credit Bond Index is going to replace the Lehman Brothers Aggregate Bond Index as the benchmark of the McM Fixed Income Fund. The Lehman Brothers Government/Credit Bond Index more closely reflects how the McM Fixed Income Fund is managed.

                                                                   Balanced Fund

The Balanced Fund invests in common stocks and bonds. Common stocks represent about 60% of the Fund, bonds about 39%; and cash about 1%. The common stock portion, managed with the same approach as the Equity Investment Fund, is well diversified among 96 companies that represent all economic sectors. The Fund's bond portion is 75% U.S. Government and Aaa-rated securities with a weighted average maturity of 6.6 years.

                                                           NASDAQ Symbol:  MCMBX

Asset Allocation              Fixed Income Quality
    Cash 1%                          Baa 5%
   Bonds 39%                         Caa 1%
   Stocks 60%                        Aa 8%
                                     A 11%
                                 Government 36%
                                    Aaa 39%





Ten Largest Equity Holdings (%)
Citigroup, Inc.                     4.3
General Electric Co.                4.1
Federal National Mortgage Assn.     3.5
Tyco International Ltd.             3.3
Chase Manhattan Corp.               2.7
Pfizer, Inc.                        2.7
Cisco Systems, Inc.                 2.6
Merck & Co. Inc.                    2.5
Intel Corp.                         2.5
International Business Machines     2.4
                                    ---
                                   30.6


Average Annual Returns (%)              One     Three    Five      Since
                                       Year     Years    Years   Inception
                                       ----     -----    -----   ---------
McM Balanced Fund                       0.71     9.14    13.31    14.67
Lehman Brothers Aggregate Index        11.63     6.36     6.46     7.76
Lehman Brothers Govt/Credit Index      11.84     6.20     6.23     7.67
Standard & Poor's 500 Index            -9.15    12.26    18.35    20.13

                                  Balanced Fund
                          July 14, 1994 Inception Date

                    Balanced         Lehman Brother     Stand & Poor's         Lehman Brothers
                      Fund          Aggregate Index       500 Index        Government/Credit Index
                      ----          ---------------       ---------        -----------------------
07/14/1994           $10,000             $10,000            $10,000               $10,000
12/31/1994           $10,078             $10,012            $10,265               $10,001
01/31/1995           $10,282             $10,211            $10,532               $10,193
02/28/1995           $10,608             $10,454            $10,941               $10,429
03/31/1995           $10,767             $10,517            $11,265               $10,499
04/30/1995           $11,054             $10,665            $11,595               $10,645
05/31/1995           $11,514             $11,077            $12,054               $11,091
06/30/1995           $11,731             $11,158            $12,337               $11,180
07/31/1995           $11,937             $11,134            $12,749               $11,136
08/31/1995           $12,020             $11,268            $12,780               $11,279
09/30/1995           $12,389             $11,378            $13,317               $11,394
10/31/1995           $12,410             $11,526            $13,270               $11,561
11/30/1995           $12,806             $11,698            $13,854               $11,752
12/31/1995           $12,971             $11,862            $14,113               $11,925
01/31/1996           $13,311             $11,941            $14,598               $11,999
02/29/1996           $13,311             $11,733            $14,739               $11,744
03/31/1996           $13,315             $11,651            $14,880               $11,646
04/30/1996           $13,411             $11,585            $15,099               $11,565
05/31/1996           $13,592             $11,562            $15,488               $11,546
06/30/1996           $13,709             $11,717            $15,552               $11,699
07/31/1996           $13,407             $11,749            $14,858               $11,726
08/31/1996           $13,525             $11,729            $15,173               $11,698
09/30/1996           $14,075             $11,933            $16,027               $11,906
10/31/1996           $14,509             $12,198            $16,468               $12,184
11/30/1996           $15,343             $12,406            $17,718               $12,408
12/31/1996           $15,079             $12,291            $17,376               $12,270
01/31/1997           $15,714             $12,329            $18,455               $12,285
02/28/1997           $15,736             $12,360            $18,603               $12,311
03/31/1997           $15,324             $12,223            $17,829               $12,164
04/30/1997           $15,918             $12,406            $18,893               $12,342
05/31/1997           $16,511             $12,524            $20,053               $12,456
06/30/1997           $16,951             $12,673            $20,946               $12,606
07/31/1997           $18,158             $13,015            $22,611               $12,992
08/31/1997           $17,582             $12,904            $21,356               $12,846
09/30/1997           $18,298             $13,095            $22,520               $13,048
10/31/1997           $18,063             $13,285            $21,779               $13,257
11/30/1997           $18,464             $13,346            $22,779               $13,327
12/31/1997           $18,645             $13,481            $23,161               $13,467
01/30/1998           $18,960             $13,654            $23,423               $13,657
02/27/1998           $19,647             $13,643            $25,107               $13,629


                    Balanced         Lehman Brother     Stand & Poor's         Lehman Brothers
                      Fund          Aggregate Index       500 Index        Government/Credit Index
                      ----          ---------------       ---------        -----------------------
03/31/1998           $20,093             $13,689            $26,395               $13,672
04/30/1998           $20,354             $13,760            $26,670               $13,740
05/31/1998           $20,173             $13,891            $26,206               $13,887
06/30/1998           $20,637             $14,009            $27,270               $14,029
07/31/1998           $20,659             $14,039            $26,981               $14,040
08/31/1998           $19,145             $14,268            $23,085               $14,314
09/30/1998           $20,095             $14,601            $24,571               $14,723
10/31/1998           $21,023             $14,524            $26,559               $14,618
11/30/1998           $21,872             $14,607            $28,169               $14,706
12/31/1998           $22,491             $14,651            $29,808               $14,741
01/31/1999           $22,932             $14,755            $31,042               $14,846
02/28/1999           $22,306             $14,496            $30,077               $14,493
03/31/1999           $22,672             $14,576            $31,286               $14,565
04/30/1999           $23,266             $14,623            $32,478               $14,602
05/31/1999           $22,894             $14,494            $31,728               $14,451
06/30/1999           $23,649             $14,448            $33,463               $14,406
07/31/1999           $23,321             $14,387            $32,429               $14,366
08/31/1999           $23,286             $14,380            $32,283               $14,355
09/30/1999           $22,908             $14,547            $31,389               $14,484
10/31/1999           $23,534             $14,601            $33,385               $14,521
11/30/1999           $23,746             $14,599            $34,063               $14,513
12/31/1999           $24,073             $14,529            $36,070               $14,424
01/31/2000           $23,589             $14,481            $34,259               $14,420
02/29/2000           $23,153             $14,656            $33,612               $14,600
03/31/2000           $24,575             $14,850            $36,899               $14,810
04/30/2000           $24,125             $14,807            $35,788               $14,738
05/31/2000           $23,941             $14,799            $35,040               $14,725
06/30/2000           $24,396             $15,107            $35,913               $15,025
07/31/2000           $24,323             $15,245            $35,353               $15,184
08/31/2000           $25,401             $15,466            $37,534               $15,398
09/30/2000           $24,568             $15,563            $35,552               $15,457
10/31/2000           $24,938             $15,666            $35,403               $15,554
11/30/2000           $23,976             $15,923            $32,613               $15,820
12/31/2000           $24,240             $16,219            $32,773               $16,132

              Past performance does not guarantee future results.

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains. U.S. Treasury bonds, unlike mutual funds, are direct obligations of the U.S. Government that offer a fixed rate of return when held to maturity. Ratings such as "Aaa" refer to individual bonds and not to the fund. The Lehman Brothers Government/Credit Bond Index is going to replace the Lehman Brothers Aggregate Bond Index as the benchmark of the McM Balanced Fund. The Lehman Brothers Government/Credit Bond Index more closely reflects how the fixed income portion of the McM Balanced Fund is managed.

                                                          Equity Investment Fund

The Equity Investment Fund invests in common stocks of large, high quality companies. It is diversified among 95 companies across all economic sectors. Individual companies are carefully selected and attractive economic sectors are strategically overweighted compared to the Standard & Poor's 500 Stock Index.

                                                           NASDAQ Symbol:  MCMEX

Ten Largest Holdings (%)

Citigroup, Inc.             4.2     Chase Manhattan Corp.     2.6

General Electric Co.        4.0     Merck & Co. Inc.          2.6

Fed. Nat'l Mortgage Assn.   3.7     Cisco Systems, Inc.       2.5

Tyco International Ltd.     3.3     Intel Corp.               2.4

Pfizer, Inc.                2.7     Int'l Business Machines   2.3
                                                              ---
                                                             30.3

                                          Sector Weightings (%)
                                          Technology                   21.7
                                          Financial Services           17.9
                                          Health Care                  17.2
                                          Utilities                     8.0
                                          Energy                        6.1
                                          Consumer Non-Durables         5.8
                                          Capital Goods                 5.7
Portfolio Characteristics                 Multi-Industry                5.3
                                          Retail                        4.9
Price/Earnings Ratio           34.56      Raw Materials                 2.0
Beta                            0.99      Consumer Services             1.8
Avg. Market Capitalization    $128.0      Consumer Durables             1.2
Total Number of Stocks            95      Shelter                       0.9
                                          Business Equip. & Services    0.8
                                          Transportation                0.7
                                                                       ----
                                                                      100.0

Average Annual Returns (%)              One     Three   Five     Since
                                        Year    Years   Years  Inception
                                        ----    -----   -----  ---------
McM Equity Investment Fund             -6.39    10.07   17.73    19.20
Standard & Poor's 500 Index            -9.15    12.26   18.35    20.13

                             Equity Investment Fund
                          July 14, 1994 Inception Date

                                  Equity            Standard & Poor
                              Investment Fund          500 Index
                              ---------------          ---------
            07/14/1994            $10,000               $10,000
            07/31/1994            $10,040               $10,110
            08/31/1994            $10,440               $10,521
            09/30/1994            $10,160               $10,268
            10/31/1994            $10,320               $10,503
            11/30/1994             $9,989               $10,118
            12/31/1994            $10,124               $10,265
            01/31/1995            $10,315               $10,532
            02/28/1995            $10,709               $10,941
            03/31/1995            $10,965               $11,265
            04/30/1995            $11,371               $11,595
            05/31/1995            $11,786               $12,054
            06/30/1995            $12,155               $12,337
            07/31/1995            $12,532               $12,749
            08/31/1995            $12,552               $12,780
            09/30/1995            $13,094               $13,317
            10/31/1995            $13,002               $13,270
            11/30/1995            $13,543               $13,854
            12/31/1995            $13,761               $14,113
            01/31/1996            $14,276               $14,598
            02/29/1996            $14,513               $14,739
            03/31/1996            $14,613               $14,880
            04/30/1996            $14,913               $15,099
            05/31/1996            $15,294               $15,488
            06/30/1996            $15,380               $15,552
            07/31/1996            $14,779               $14,858
            08/31/1996            $15,058               $15,173
            09/30/1996            $15,891               $16,027
            10/31/1996            $16,452               $16,468
            11/30/1996            $17,814               $17,718
            12/31/1996            $17,449               $17,376
            01/31/1997            $18,629               $18,455
            02/28/1997            $18,629               $18,603
            03/31/1997            $17,978               $17,829
            04/30/1997            $18,952               $18,893
            05/31/1997            $20,021               $20,053
            06/30/1997            $20,713               $20,946
            07/31/1997            $22,837               $22,611
            08/31/1997            $21,880               $21,356
            09/30/1997            $23,092               $22,520
            10/31/1997            $22,323               $21,779
            11/30/1997            $23,156               $22,779

                                  Equity            Standard & Poor
                              Investment Fund          500 Index
                              ---------------          ---------
            12/31/1997            $23,352               $23,161
            01/30/1998            $23,733               $23,423
            02/27/1998            $25,238               $25,107
            03/31/1998            $26,131               $26,395
            04/30/1998            $26,630               $26,670
            05/31/1998            $26,079               $26,206
            06/30/1998            $26,906               $27,270
            07/31/1998            $26,916               $26,981
            08/31/1998            $23,342               $23,085
            09/30/1998            $24,815               $24,571
            10/31/1998            $26,862               $26,559
            11/30/1998            $28,600               $28,169
            12/31/1998            $29,841               $29,808
            01/31/1999            $30,668               $31,042
            02/28/1999            $29,702               $30,077
            03/31/1999            $30,331               $31,286
            04/30/1999            $31,687               $32,478
            05/31/1999            $31,054               $31,728
            06/30/1999            $32,752               $33,463
            07/31/1999            $32,169               $32,429
            08/31/1999            $32,127               $32,283
            09/30/1999            $31,013               $31,389
            10/31/1999            $32,309               $33,385
            11/30/1999            $32,590               $34,063
            12/31/1999            $33,287               $36,070
            01/31/2000            $32,295               $34,259
            02/29/2000            $31,052               $33,612
            03/31/2000            $34,008               $36,899
            04/30/2000            $33,192               $35,788
            05/31/2000            $32,807               $35,040
            06/30/2000            $33,345               $35,913
            07/31/2000            $33,025               $35,353
            08/31/2000            $35,135               $37,534
            09/30/2000            $32,995               $35,552
            10/31/2000            $33,606               $35,403
            11/30/2000            $31,082               $32,613
            12/31/2000            $31,166               $32,773



              Past performance does not guarantee future results.

This chart reflects a hypothetical investment of $10,000 with reinvestment of dividends and capital gains.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Principal Preservation Fund


                                                                    Principal
                                                                     Amount           Value
FIXED INCOME SECURITIES                                          --------------   -------------
U.S. Government Agency Notes - 64.65%
Federal Farm Credit Bank - 6.99%
 6.20%, 01/31/2001 ...........................................    $ 6,000,000      $ 5,970,033
 5.88%, 07/02/2001 ...........................................      1,350,000        1,347,920
                                                                                   -----------
                                                                                     7,317,953
                                                                                   -----------
Federal Home Loan Bank - 17.94%
 6.20%, 01/26/2001 ...........................................      4,000,000        3,983,467
 6.38%, 02/07/2001 ...........................................      2,000,000        1,987,240
 6.38%, 02/21/2001 ...........................................      2,000,000        1,982,278
 6.28%, 05/02/2001 ...........................................      4,000,000        3,916,267
 6.29%, 05/02/2001 ...........................................      2,000,000        1,958,067
 6.29%, 05/04/2001 ...........................................      2,000,000        1,957,368
 6.50%, 09/19/2001 ...........................................      3,000,000        2,999,361
                                                                                   -----------
                                                                                    18,784,048
                                                                                   -----------
Federal Home Loan Mortgage Corporation - 13.14%
 6.39%, 02/01/2001 ...........................................      2,000,000        1,989,350
 0.00%, 03/29/2001* ..........................................      1,000,000          984,424
 6.63%, 04/11/2001 ...........................................      1,000,000          981,767
 0.00%, 04/26/2001* ..........................................      4,000,000        3,919,947
 6.31%, 04/26/2001 ...........................................      2,000,000        1,960,037
 6.32%, 04/26/2001 ...........................................      2,000,000        1,959,973
 6.41%, 04/26/2001 ...........................................      2,000,000        1,959,403
                                                                                   -----------
                                                                                    13,754,901
                                                                                   -----------
Federal National Mortgage Association - 26.58%
 6.36%, 01/04/2001 ...........................................      6,000,000        5,997,880
 6.40%, 02/15/2001 ...........................................      2,000,000        1,984,355
 6.33%, 03/08/2001 ...........................................      2,000,000        1,977,142
 6.33%, 03/15/2001 ...........................................      2,000,000        1,974,680
 6.33%, 03/28/2001 ...........................................      2,000,000        1,970,108
 0.00%, 04/05/2001* ..........................................      2,000,000        1,967,347
 5.25%, 04/19/2001 ...........................................      1,000,000          995,298
 6.29%, 05/03/2001 ...........................................      2,000,000        1,957,717
 6.05%, 06/07/2001 ...........................................      3,000,000        2,921,350
 6.24%, 07/09/2001 ...........................................      2,000,000        1,934,827
 6.03%, 08/06/2001 ...........................................      1,300,000        1,298,768
 5.43%, 11/30/2001 ...........................................      3,000,000        2,849,770
                                                                                   -----------
                                                                                    27,829,242
                                                                                   -----------
TOTAL U.S. GOVERNMENT AGENCY NOTES (Cost $67,686,144).........                      67,686,144
                                                                                   -----------
Certificates of Deposit - 2.86%
Imperial Bank
 6.70%, 01/09/2001 ...........................................      3,000,000        3,000,000
                                                                                   -----------
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,000,000)...............                       3,000,000
                                                                                   -----------
Commercial Paper - 30.36%
Alcoa, Inc.
 6.50%, 01/23/2001 ...........................................      2,000,000        1,992,417

See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Principal Preservation Fund (continued)



                                                                 Principal
                                                                  Amount            Value
FIXED INCOME SECURITIES (continued)                           --------------   ---------------
Commercial Paper (continued)
Caterpillar Financial Services Corp.
 6.49%, 01/26/2001 ........................................    $ 2,000,000      $  1,991,347
Coca-Cola Co.
 6.30%, 03/08/2001 ........................................      3,000,000         2,965,875
Disney (Walt) Co.
 6.41%, 02/20/2001 ........................................      2,000,000         1,982,551
Eastman Kodak Co.
 6.53%, 01/22/2001 ........................................      2,000,000         1,992,744
Ford Motor Credit Corp.
 6.42%, 01/16/2001 ........................................      2,000,000         1,995,007
General Motors Acceptance Corp.
 6.48%, 02/02/2001 ........................................      2,000,000         1,988,840
Halliburton Co.
 6.50%, 02/28/2001 ........................................      2,000,000         1,979,417
Merrill Lynch & Co.
 6.50%, 01/19/2001 ........................................      2,000,000         1,993,861
Motorola Credit Corp.
 6.40%, 05/02/2001 ........................................      2,000,000         1,957,333
Pacific Gas & Electric Corp.
 6.75%, 01/12/2001 ........................................      3,000,000         2,994,375
Rockwell International Corp.
 6.52%, 01/31/2001 ........................................      3,000,000         2,984,243
Salomon Smith Barney Holdings, Inc.
 6.36%, 03/02/2001 ........................................      3,000,000         2,968,730
Verizon Global Funding Corp.
 6.52%, 01/09/2001 ........................................      2,000,000         1,997,464
                                                                                ------------
TOTAL COMMERCIAL PAPER (Cost $31,784,204)..................                       31,784,204
                                                                                ------------
REPURCHASE AGREEMENTS - 1.91%
Chase Manhattan Bank**
 5.75%, 01/02/2001 ........................................      2,000,000         2,000,000
                                                                                ------------
TOTAL REPURCHASE AGREEMENTS (Cost $2,000,000)..............                        2,000,000
                                                                                ------------
TOTAL INVESTMENTS*** - 99.78% (Cost $104,470,348) .........                      104,470,348
CASH AND OTHER ASSETS NET OF LIABILITIES - 0.22% ..........                          228,792
                                                                                ------------
NET ASSETS - 100.00% ......................................                     $104,699,140
                                                                                ============

 * Zero coupon bond
 ** Collateralized by $1,990,000 par value, 6.00%, due 9/30/02, value $2,044,725 U.S. Treasury Note.
*** At December 31, 2000, cost is identical for book and federal income tax purposes.

See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund


                                                            Principal
                                                             Amount            Value
                                                         --------------   --------------
FIXED INCOME SECURITIES - 97.15%
Asset Backed Securities - 0.53%
Olympic Automobile Receivables Trust
 6.25%, 11/15/2004 ...................................    $ 1,000,000      $ 1,000,795
                                                                           -----------
TOTAL ASSET BACKED SECURITIES (Cost $994,468).........                       1,000,795
                                                                           -----------
Corporate Bonds - 35.86%
Banks & Insurance - 3.41%
Bank of America Corp.
 6.85%, 03/01/2003 ...................................      1,600,000        1,617,955
NationsBank Corp.
 6.38%, 05/15/2005 ...................................      1,500,000        1,487,646
U.S. Bancorp
 6.88%, 12/01/2004 ...................................      1,600,000        1,623,512
 6.75%, 10/15/2005 ...................................      1,750,000        1,760,295
                                                                           -----------
                                                                             6,489,408
                                                                           -----------
Financial Services - 17.20%
American General Finance Corp.
 6.20%, 03/15/2003 ...................................      2,000,000        1,995,222
 5.75%, 11/01/2003 ...................................      1,500,000        1,477,267
Associates Corp. of North America
 5.75%, 11/01/2003 ...................................        150,000          148,068
 5.50%, 02/15/2004 ...................................        225,000          219,941
 6.10%, 01/15/2005 ...................................        900,000          892,507
 7.55%, 07/17/2006 ...................................      3,000,000        3,151,245
Finova Capital Corp.
 6.50%, 07/28/2002 ...................................        800,000          504,496
 6.20%, 03/01/2004 ...................................        930,000          538,118
 6.90%, 06/19/2004 ...................................        450,000          270,445
 7.25%, 11/08/2004 ...................................      1,070,000          643,134
 6.38%, 05/15/2005 ...................................        700,000          406,931
Ford Motor Credit Corp.
 6.70%, 07/16/2004 ...................................      3,150,000        3,144,330
 6.25%, 12/08/2005 ...................................        800,000          779,151
General Electric Capital Corp.
 7.50%, 05/15/2005 ...................................      2,650,000        2,801,082
General Motors Acceptance Corp.
 6.63%, 10/15/2005 ...................................      1,750,000        1,738,079
Goldman Sachs Group, Inc.
 7.63%, 08/17/2005 ...................................      2,150,000        2,240,051
Household Finance Corp.
 8.00%, 05/09/2005 ...................................      1,900,000        1,995,997
Lehman Brothers, Inc.
 7.63%, 06/01/2006 ...................................        725,000          745,469
Merrill Lynch & Co., Inc.
 6.00%, 07/15/2005 ...................................        800,000          782,786
Morgan Stanley Dean Witter & Co.
 5.63%, 01/20/2004 ...................................      1,145,000        1,122,867
 6.88%, 03/01/2007 ...................................        575,000          579,836


See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)



                                                       Principal
                                                         Amount          Value
                                                     -------------   -------------
FIXED INCOME SECURITIES (continued)
Corporate Bonds (continued)
Financial Services (continued)
Norwest Corp.
 5.75%, 02/01/2003 ...............................    $2,500,000      $ 2,484,077
Salomon Smith Barney Holdings, Inc.
 6.88%, 12/15/2003 ...............................     1,250,000        1,266,405
 7.20%, 02/01/2004 ...............................     1,155,000        1,180,575
Sears Roebuck Acceptance Corp.
 6.92%, 10/03/2002 ...............................       285,000          288,128
Transamerica Financial Corp.
 7.51%, 04/15/2002 ...............................       150,000          152,455
 6.38%, 06/10/2002 ...............................       400,000          401,265
Unilever Capital Corp.
 6.88%, 11/01/2005 ...............................       800,000          826,598
                                                                      -----------
                                                                       32,776,525
                                                                      -----------
Industrial - 11.62%
Alcoa, Inc.
 7.25%, 08/01/2005 ...............................     1,600,000        1,671,040
British Telecom Plc
 7.63%, 12/15/2005 ...............................       800,000          810,378
Conoco, Inc.
 6.35%, 04/15/2009 ...............................     1,150,000        1,145,359
Enron Corp.
 7.88%, 06/15/2003 ...............................     2,100,000        2,170,079
 6.63, 11/15/2005 ................................     1,580,000        1,586,529
Hewlett Packard Co.
 7.15%, 06/15/2005 ...............................     2,000,000        2,068,022
Philip Morris Cos., Inc.
 7.50%, 01/15/2002 ...............................     1,150,000        1,150,537
 7.25%, 01/15/2003 ...............................       800,000          803,674
 6.80%, 12/01/2003 ...............................       645,000          642,544
Raytheon Co.
 6.45%, 08/15/2002 ...............................     2,075,000        2,067,636
TCI Communications, Inc.
 6.38%, 05/01/2003 ...............................     2,500,000        2,492,380
Transcontinental Gas Pipeline
 6.13%, 01/15/2005 ...............................     2,000,000        1,983,558
WorldCom, Inc.
 6.40%, 08/15/2005 ...............................     3,675,000        3,540,682
                                                                      -----------
                                                                       22,132,418
                                                                      -----------
Retail - 3.63%
Dayton Hudson Corp.
 7.50%, 07/15/2006 ...............................     1,975,000        2,048,573
Home Depot, Inc.
 6.50%, 09/15/2004 ...............................     2,575,000        2,615,466
Wal-Mart Stores, Inc.
 6.55%, 08/10/2004 ...............................     2,200,000        2,250,552
                                                                      -----------
                                                                        6,914,591
                                                                      -----------
TOTAL CORPORATE BONDS (Cost $69,071,082) .........                     68,312,942
                                                                      -----------



See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)



                                                                  Principal
                                                                    Amount          Value
                                                                -------------   -------------
FIXED INCOME SECURITIES (continued)
U.S. Government Securities - 25.64%
U.S. Government Agency Obligations - 20.43%
Federal Home Loan Bank -1.45%
 6.09%, 12/23/2002 ..........................................    $   500,000     $   504,792
 5.77%, 02/03/2004 ..........................................        840,000         843,840
 7.70%, 09/20/2004 ..........................................        400,000         426,690
 5.49%, 12/22/2008 ..........................................      1,010,000         977,960
                                                                                 -----------
                                                                                   2,753,282
                                                                                 -----------
Federal Home Loan Mortgage Corporation - 11.95%
 5.99%, 12/01/2003 ..........................................      1,650,000       1,667,703
 6.65%, 03/10/2004 ..........................................        500,000         514,766
 6.63%, 10/15/2007 ..........................................     17,295,000      18,064,039
 5.75%, 04/15/2008 ..........................................      2,550,000       2,529,258
                                                                                 -----------
                                                                                  22,775,766
                                                                                 -----------
Federal National Mortgage Association - 2.80%
 6.45%, 04/23/2001 ..........................................        150,000         150,112
 5.13%, 02/13/2004 ..........................................      2,100,000       2,076,715
 6.38%, 06/15/2009 ..........................................      3,034,000       3,111,989
                                                                                 -----------
                                                                                   5,338,816
                                                                                 -----------
Financing Corp. Coupon Strip - 0.18%
 0.00%, 04/06/2002* .........................................        375,000         349,475
                                                                                 -----------
Federal National Mortgage Association Principal Strip - 0.93%
 0.00%, 02/15/2008* .........................................      2,710,000       1,771,638
                                                                                 -----------
Guaranteed Export Certificates - 0.55%
 6.13%, 06/15/2004 ..........................................        205,882         206,843
 6.28%, 06/15/2004 ..........................................        226,471         226,725
 6.55%, 06/15/2004 ..........................................        617,641         621,004
                                                                                 -----------
                                                                                   1,054,572
                                                                                 -----------
Resolution Funding Corp. Strip - 2.57%
 0.00%, 10/15/2008* .........................................      3,900,000       2,557,019
 0.00%, 04/15/2009* .........................................      3,690,000       2,336,656
                                                                                 -----------
                                                                                   4,893,675
                                                                                 -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $37,418,196) .........................................                     38,937,224
                                                                                 -----------
U.S. Government Obligations - 5.21%
U.S. Treasury Notes - 5.21%
 11.88%, 11/15/2003 .........................................      1,260,000       1,480,649
 12.00%, 05/15/2005 .........................................      2,685,000       3,393,590
  7.00%, 07/15/2006 .........................................      1,400,000       1,524,621
  7.88%, 11/15/2004 .........................................      3,215,000       3,519,798
                                                                                 -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,580,882)............                      9,918,658
                                                                                 -----------
Collateralized Mortgage Obligations - 35.12%
Federal Home Loan Mortgage Corporation - 28.81%
 6.00%, 09/15/2010 ..........................................      1,000,000         986,195
 5.85%, 02/15/2018 ..........................................        108,513         108,277
 6.25%, 05/15/2019 ..........................................        761,038         759,618
 6.00%, 07/15/2019 ..........................................      1,241,391       1,237,635
 5.50%, 10/15/2019 ..........................................      1,800,000       1,763,361



See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)



                                                                          Principal
                                                                           Amount            Value
                                                                       --------------   ---------------
FIXED INCOME SECURITIES (continued)
Collateralized Mortgage Obligations (continued)
Federal Home Loan Mortgage Corporation (continued)
 5.75%, 02/15/2020 .................................................    $ 1,750,000      $  1,729,458
 6.00%, 05/15/2020 .................................................      1,550,000         1,547,962
 6.00%, 12/15/2020 .................................................      3,028,000         3,016,024
 5.50%, 01/15/2021 .................................................      3,825,000         3,755,150
 6.50%, 01/25/2021 .................................................      2,000,000         1,999,630
 5.25%, 02/15/2021 .................................................      2,000,000         1,955,280
 5.50%, 04/15/2021 .................................................      4,900,000         4,779,827
 5.50%, 04/15/2021 .................................................      2,000,000         1,953,770
 6.00%, 04/15/2021 .................................................      2,600,000         2,593,383
 6.00%, 04/15/2021 .................................................      1,450,000         1,438,016
 5.75%, 05/15/2021 .................................................      1,464,572         1,455,631
 5.75%, 11/18/2021 .................................................        300,000           295,933
 6.00%, 02/15/2022 .................................................      1,000,000           993,555
 6.00%, 03/15/2022 .................................................      2,500,000         2,485,237
 6.00%, 03/15/2022 .................................................      1,071,900         1,064,992
 6.50%, 04/15/2022 .................................................        500,000           504,351
 6.50%, 11/15/2022 .................................................      1,000,000         1,001,560
 6.20%, 01/15/2023 .................................................      1,500,000         1,503,878
 5.75%, 02/15/2023 .................................................      1,600,000         1,559,592
 6.75%, 05/15/2023 .................................................      1,000,000         1,011,914
 5.50%, 07/15/2023 .................................................      3,300,000         3,134,573
 5.75%, 09/15/2023 .................................................      2,000,000         1,968,630
 7.00%, 01/15/2024 .................................................      1,300,000         1,316,315
 5.75%, 03/15/2024 .................................................      2,000,000         1,966,430
 6.50%, 06/15/2024 .................................................      1,500,000         1,502,708
 6.00%, 09/15/2024 .................................................      1,025,000         1,021,254
 6.00%, 02/15/2025 .................................................      2,500,000         2,472,893
                                                                                         ------------
                                                                                           54,883,032
                                                                                         ------------
Federal National Mortgage Association - 6.31%
 6.00%, 04/01/2009 .................................................          7,780             7,670
 9.00%, 06/25/2018 .................................................         53,879            56,032
 6.25%, 07/25/2019 .................................................        473,426           471,754
 5.50%, 07/25/2020 .................................................      1,850,000         1,805,905
 5.50%, 08/25/2021 .................................................        711,492           704,081
 5.75%, 11/18/2021 .................................................      3,300,000         3,259,823
 5.75%, 09/18/2022 .................................................        950,000           934,413
 6.00%, 01/17/2023 .................................................      1,350,000         1,328,056
 6.25%, 01/25/2023 .................................................      2,000,000         2,001,050
 6.00%, 03/25/2025 .................................................      1,500,000         1,463,483
                                                                                         ------------
                                                                                           12,032,267
                                                                                         ------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
 (Cost $66,301,829) ................................................                       66,915,299
                                                                                         ------------
TOTAL FIXED INCOME SECURITIES - 97.15% (Cost $183,366,457)(1).......                      185,084,918
CASH AND OTHER ASSETS NET OF LIABILITIES - 2.85% ...................                        5,436,628
                                                                                         ------------
NET ASSETS - 100.00% ...............................................                     $190,521,546
                                                                                         ============

See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Intermediate Fixed Income Fund (continued)



(1) Aggregate cost for federal income tax purposes is $183,366,457 and net unrealized appreciation is as follows:
 Gross unrealized appreciation ...........................................................    $  3,725,968
 Gross unrealized depreciation ...........................................................      (2,007,507)
                                                                                              ------------
  Net unrealized appreciation .................................................... .......    $  1,718,461
                                                                                              ============

* Zero coupon bond

See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Fixed Income Fund


                                       Principal
                                         Amount         Value
                                      -----------   ------------
FIXED INCOME SECURITIES - 98.00%
Corporate Bonds - 39.84%
Bank & Insurance - 6.57%
Bank of America Corp.
 6.85%, 03/01/2003 ................    $ 250,000     $  252,806
KeyCorp
 6.75%, 03/15/2006 ................      200,000        199,978
NationsBank Corp.
 7.50%, 09/15/2006 ................      175,000        180,830
U.S. Bancorp
 6.50%, 02/01/2008 ................      900,000        876,121
Wells Fargo & Co.
 6.25%, 04/15/2008 ................      105,000        101,944
                                                     ----------
                                                      1,611,679
                                                     ----------
Financial Services - 16.78%
American General Finance Corp.
 6.20%, 03/15/2003 ................      500,000        498,805
Associates Corp. of North America
 7.55%, 07/17/2006 ................      450,000        472,687
Beneficial Corp.
 6.75%, 07/20/2004 ................      100,000        100,539
 6.94%, 12/15/2006 ................      100,000        100,165
Citigroup, Inc.
 7.25%, 10/01/2010 ................      150,000        154,825
Commercial Credit Co.
 6.63%, 11/15/2006 ................      225,000        225,929
Finova Capital Corp.
 6.50%, 07/28/2002 ................      300,000        189,186
 6.75%, 03/09/2009 ................      200,000        110,300
Ford Motor Credit Co.
 6.70%, 07/16/2004 ................      200,000        199,640
 7.75%, 03/15/2005 ................      225,000        232,174
 6.38%, 11/05/2008 ................      450,000        423,998
General Motors Acceptance Corp.
 6.50%, 12/05/2005 ................       50,000         49,606
 6.13%, 01/22/2008 ................      200,000        187,896
Household Finance Corp.
 7.65%, 05/15/2007 ................      100,000        103,030
Lehman Brothers, Inc.
 7.63%, 06/01/2006 ................       80,000         82,259
Merrill Lynch & Co., Inc.
 6.56%, 12/16/2007 ................      150,000        147,978
Morgan Stanley Dean Witter & Co.
 6.88%, 03/01/2007 ................      125,000        126,051
Salomon Smith Barney Holdings, Inc.
 7.38%, 05/15/2007 ................      100,000        102,922
Sears Roebuck Acceptance Corp.
 6.25%, 01/15/2004 ................       50,000         49,669
 6.13%, 01/15/2006 ................      100,000         95,624
 6.70%, 11/15/2006 ................      400,000        389,505
Transamerica Financial Corp.
 7.51%, 04/15/2002 ................       75,000         76,228
                                                     ----------
                                                      4,119,016
                                                     ----------



See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Fixed Income Fund (continued)


                                                     Principal
                                                       Amount         Value
                                                    -----------   ------------
FIXED INCOME SECURITIES (continued)
Corporate Bonds (continued)
Industrial - 15.50%
Alcoa, Inc.
 7.38%, 08/01/2010 ..............................    $ 220,000     $  232,885
British Telecom Plc
 7.63%, 12/15/2005 ..............................      100,000        101,297
Conoco, Inc.
 6.35%, 04/15/2009 ..............................      250,000        248,991
Enron Corp.
 6.63%, 11/15/2005 ..............................      450,000        451,859
 6.40%, 07/15/2006 ..............................      150,000        149,070
Northwest Pipeline Corp.
 6.63%, 12/01/2007 ..............................      700,000        689,162
Philip Morris Cos., Inc.
 7.50%, 01/15/2002 ..............................      175,000        175,082
 6.80%, 12/01/2003 ..............................       50,000         49,810
Raytheon Co.
 6.30%, 03/15/2005 ..............................      550,000        544,871
TCI Communications, Inc.
 6.88%, 02/15/2006 ..............................      300,000        298,965
Transcontinental Gas Pipeline
 6.25%, 01/15/2008 ..............................      250,000        244,326
Unilever Capital Corp.
 6.88%, 11/01/2005 ..............................      100,000        103,325
WorldCom, Inc.
 8.25%, 05/15/2010 ..............................      500,000        514,843
                                                                   ----------
                                                                    3,804,486
                                                                   ----------
Retail - 0.99%
Target Corp.
 7.50%, 08/15/2010 ..............................      230,000        242,941
                                                                   ----------
TOTAL CORPORATE BONDS (Cost $10,045,884).........                   9,778,122
                                                                   ----------
U.S. Government Securities - 19.42%
U.S. Government Agency Obligations - 14.67%
Federal Home Loan Bank - 2.65%
 5.77%, 02/03/2004 ..............................      160,000        160,731
 5.49%, 12/22/2008 ..............................      505,000        488,980
                                                                   ----------
                                                                      649,711
                                                                   ----------
Federal Home Loan Mortgage Corporation - 1.67%
 5.75%, 04/15/2008 ..............................      415,000        411,624
                                                                   ----------
Federal National Mortgage Association - 4.38%
 6.38%, 06/15/2009 ..............................      825,000        846,207
 0.00%, 06/01/2017* .............................      620,000        227,931
                                                                   ----------
                                                                    1,074,138
                                                                   ----------
Financing Corp. Coupon Strip - 0.59%
 0.00%, 04/05/2019* .............................      455,000        145,087
                                                                   ----------
Guaranteed Export Trust - 0.10%
 6.13%, 06/15/2004 ..............................       24,706         24,821
                                                                   ----------



See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Fixed Income Fund (continued)


                                                               Principal
                                                                Amount          Value
                                                             ------------   ------------
FIXED INCOME SECURITIES (continued)
U.S. Government Agency Obligations (continued)
Resolution Funding Strip - 4.24%
 0.00%, 04/15/2016* ......................................    $  310,000     $  125,224
 0.00%, 01/15/2017* ......................................     1,555,000        599,171
 0.00%, 04/15/2017* ......................................       250,000         94,872
 0.00%, 10/15/2017* ......................................       600,000        220,781
                                                                             ----------
                                                                              1,040,048
                                                                             ----------
Tennessee Valley Authority TVA - 1.04%
 6.25%, 12/15/2017 .......................................       260,000        255,856
                                                                             ----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
 (Cost $3,326,882)........................................                    3,601,285
                                                                             ----------
U.S. Government Obligations - 4.75%
U.S. Treasury Notes - 4.75%
 7.00%, 07/15/2006 .......................................       240,000        261,363
 6.13%, 08/15/2007 .......................................       250,000        263,262
 7.50%, 11/15/2016 .......................................       532,000        641,840
                                                                             ----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,045,445).........                    1,166,465
                                                                             ----------
Collateralized Mortgage Obligations - 38.74%
Federal Home Loan Mortgage Corporation - 31.34%
 6.50%, 10/15/2019 .......................................       200,000        200,693
 5.95%, 02/15/2022 .......................................       500,000        496,282
 6.00%, 02/15/2022 .......................................       200,000        199,821
 6.65%, 07/15/2022 .......................................       150,000        151,467
 5.25%, 10/15/2022 .......................................       700,000        669,000
 6.50%, 12/15/2022 .......................................       200,000        200,567
 6.20%, 01/15/2023 .......................................       100,000        100,258
 5.75%, 02/15/2023 .......................................       700,000        682,321
 6.00%, 02/15/2023 .......................................       200,000        198,097
 6.75%, 05/15/2023 .......................................       200,000        202,383
 5.75%, 06/15/2023 .......................................       550,000        537,589
 5.75%, 09/15/2023 .......................................       600,000        590,589
 6.00%, 11/15/2023 .......................................       100,000         98,842
 6.00%, 12/15/2023 .......................................       400,000        395,827
 6.00%, 01/15/2024 .......................................       300,000        296,257
 5.50%, 03/15/2024 .......................................       400,000        381,267
 5.75%, 03/15/2024 .......................................       600,000        589,929
 5.75%, 03/15/2024 .......................................       300,000        294,227
 6.00%, 03/15/2024 .......................................       500,000        492,363
 5.75%, 07/15/2024 .......................................       200,000        194,949
 6.00%, 07/15/2024 .......................................       175,000        172,819
 6.00%, 11/15/2024 .......................................       500,000        492,833
 6.75%, 04/15/2025 .......................................        55,000         55,750
                                                                             ----------
                                                                              7,694,130
                                                                             ----------



See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Fixed Income Fund (continued)


                                                                                              Principal
                                                                                                Amount          Value
                                                                                             -----------   --------------
FIXED INCOME SECURITIES (continued)
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association - 7.40%
 7.50%, 07/25/2018 .......................................................................    $    631      $       629
 3.50%, 05/25/2019 .......................................................................      98,090           95,854
 6.50%, 10/25/2021 .......................................................................     200,000          201,235
 5.75%, 12/25/2022 .......................................................................     500,000          483,303
 5.75%, 02/18/2023 .......................................................................     500,000          487,698
 7.00%, 06/25/2023 .......................................................................     200,000          203,588
 6.00%, 01/25/2025 .......................................................................     150,000          148,363
 6.00%, 03/25/2025 .......................................................................     200,000          195,131
                                                                                                            -----------
                                                                                                              1,815,801
                                                                                                            -----------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $9,412,192)...............................                    9,509,931
                                                                                                            -----------
TOTAL FIXED INCOME SECURITIES - 98.00% (Cost $23,830,403)1................................                   24,055,803
CASH AND OTHER ASSETS NET OF LIABILITIES - 2.00% .........................................                      490,230
                                                                                                            -----------
NET ASSETS - 100.00% .....................................................................                  $24,546,033
                                                                                                            ===========
(1) Aggregate cost for federal income tax purposes is $23,830,403 and net unrealized appreciation is as follows:
 Gross unrealized appreciation ...........................................................                  $   623,974
 Gross unrealized depreciation ...........................................................                     (398,574)
                                                                                                            -----------
  Net unrealized appreciation ............................................................                  $   225,400
                                                                                                            ===========

*Zero coupon bond

See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Balanced Fund

                                                   Shares        Value
                                                  --------   -------------
COMMON STOCKS - 60.41%
Business Equipment and Services - 0.49%
Automatic Data Processing, Inc. ...............    13,800     $   873,712
                                                              -----------
Capital Goods - 3.44%
Cooper Industries, Inc. .......................    12,000         551,250
Emerson Electric Co. ..........................    15,000       1,182,188
PPG Industries, Inc. ..........................    18,200         842,887
Tyco International, Ltd. ......................    64,796       3,596,178
                                                              -----------
                                                                6,172,503
                                                              -----------
Consumer Durables - 0.74%
Ford Motor Co. ................................    33,865         793,709
General Motors Corp. ..........................    10,500         534,844
                                                              -----------
                                                                1,328,553
                                                              -----------
Consumer Non-Durables - 3.54%
Anheuser-Busch Cos., Inc. .....................    10,500         477,750
Eastman Kodak Co. .............................     8,700         342,563
PepsiCo, Inc. .................................    28,900       1,432,356
Philip Morris Cos., Inc. ......................    51,000       2,244,000
Procter & Gamble Co. ..........................    11,800         925,562
Sara Lee Corp. ................................    38,000         933,375
                                                              -----------
                                                                6,355,606
                                                              -----------
Consumer Services - 1.10%
Disney (Walt) Co. .............................    20,500         593,219
Knight-Ridder, Inc. ...........................    10,400         591,500
Time Warner, Inc. .............................    15,200         794,048
                                                              -----------
                                                                1,978,767
                                                              -----------
Energy - 3.73%
BP Amoco Plc. .................................    25,322       1,212,291
Burlington Resources, Inc. ....................     8,850         446,925
Chevron Corp. .................................     9,500         802,156
Exxon Mobil Corp. .............................    19,553       1,699,889
Royal Dutch Petroleum Co. .....................    10,700         648,019
Schlumberger, Ltd. ............................     9,800         783,387
Texaco, Inc. ..................................    17,500       1,087,187
                                                              -----------
                                                                6,679,854
                                                              -----------
Financial Services - 10.79%
American International Group, Inc. ............    20,977       2,067,546
Bank of America Corp. .........................    41,726       1,914,180
Bank One Corp. ................................    13,000         476,125
Chase Manhattan Corp. .........................    64,646       2,937,353
Chubb Corp. ...................................    15,100       1,306,150
Citigroup, Inc. ...............................    91,332       4,663,640
Federal National Mortgage Association .........    44,100       3,825,675
First Union Corp. .............................    17,500         486,719
Morgan (J.P.) & Co., Inc. .....................     4,100         678,550
U.S. Bancorp ..................................    35,150       1,025,941
                                                              -----------
                                                               19,381,879
                                                              -----------
Health Care - 10.48%
ALZA Corp. * ..................................    16,500         701,250
Baxter International, Inc. ....................    14,700       1,298,194
Bristol-Myers Squibb Co. ......................    28,000       2,070,250

See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Balanced Fund (continued)


                                                   Shares        Value
                                                  --------   -------------
COMMON STOCKS (continued)
Health Care - (continued)
HCA Healthcare Corp. ..........................    12,925     $   568,829
Johnson & Johnson .............................    16,900       1,775,556
Lilly (Eli) & Co. .............................    21,900       2,038,069
Merck & Co., Inc. .............................    29,100       2,724,488
Pfizer, Inc. ..................................    63,175       2,906,050
Pharmacia Corp. ...............................    20,700       1,262,700
Schering-Plough Corp. .........................    37,700       2,139,475
UnitedHealth Group, Inc. ......................    21,900       1,344,112
                                                              -----------
                                                               18,828,973
                                                              -----------
Multi-Industry - 3.12%
Minnesota Mining & Manufacturing Co. ..........     5,500         662,750
General Electric Co. ..........................    92,000       4,410,250
Honeywell International, Inc. .................    11,275         533,448
                                                              -----------
                                                                5,606,448
                                                              -----------
Raw Materials - 1.26%
Alcoa, Inc. ...................................    23,400         783,900
Dow Chemical Co. ..............................    19,500         714,188
Dupont (E.I.) de Nemours & Co. ................    15,685         757,782
                                                              -----------
                                                                2,255,870
                                                              -----------
Retail - 2.97%
Albertson's, Inc. .............................    25,950         687,675
Costco Wholesale Corp. * ......................    21,500         858,656
May Department Stores Co. .....................    21,725         711,494
Penney (J.C.), Co., Inc. ......................    18,300         199,012
The Home Depot, Inc. ..........................    13,100         598,506
Walgreen Co. ..................................    21,300         890,606
Wal-Mart Stores, Inc. .........................    26,300       1,397,187
                                                              -----------
                                                                5,343,136
                                                              -----------
Shelter - 0.52%
Georgia-Pacific Group .........................    12,500         389,063
Kimberly-Clark Corp. ..........................     7,800         551,382
                                                              -----------
                                                                  940,445
                                                              -----------
Technology - 13.03%
ADC Telecommunications, Inc. * ................     6,100         110,563
Agilent Technologies, Inc. * ..................     8,343         456,779
Applied Materials, Inc. * .....................    11,500         439,156
Avaya, Inc.* ..................................     2,985          30,783
BMC Software, Inc. * ..........................    12,500         175,000
Cisco Systems, Inc. * .........................    72,700       2,780,775
Compaq Computer Corp. .........................    58,334         877,927
Conexant Systems, Inc.* .......................     3,700          56,888
Dell Computer Corp. * .........................    18,800         327,825
EMC Corp. * ...................................    36,200       2,407,300
Hewlett-Packard Co. ...........................    48,900       1,543,406
Intel Corp. ...................................    89,600       2,710,400
International Business Machines Corp. .........    30,000       2,550,000
JDS Uniphase Corp.* ...........................     3,200         133,400
Lucent Technologies, Inc. .....................    38,828         524,178
Microsoft Corp. * .............................    49,000       2,131,500
Motorola, Inc. ................................    67,050       1,357,763
Nortel Networks Corp. .........................    21,000         673,312
Novellus Systems, Inc.* .......................     5,400         194,062

See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Balanced Fund (continued)


                                                    Shares         Value
                                                   --------   --------------
COMMON STOCKS (continued)
Technology (continued)
Parametric Technology Corp. * ..................    35,800     $    481,062
Solectron Corp.* ...............................    10,700          362,730
Sun Microsystems, Inc. * .......................    38,700        1,078,762
Teradyne, Inc.* ................................     3,200          119,200
Texas Instruments, Inc. ........................    22,700        1,075,412
VERITAS Software Corp.* ........................     8,439          738,399
Xerox Corp. ....................................    12,600           58,275
                                                               ------------
                                                                 23,394,857
                                                               ------------
Transportation - 0.42%
AMR Corp. * ....................................    11,200          438,900
CSX Corp. ......................................    12,500          324,219
                                                               ------------
                                                                    763,119
                                                               ------------
Utilities - 4.78%
AT & T Corp. ...................................    25,825          447,095
Edison International ...........................    14,500          226,563
El Paso Energy Corp. ...........................     7,700          551,513
Exelon Corp. ...................................    11,812          829,321
PG&E Corp. .....................................    23,463          469,260
SBC Communications, Inc. .......................    41,934        2,002,349
Verizon Communications, Inc. ...................    30,542        1,530,918
Vodafone Group plc .............................    46,500        1,665,281
WorldCom, Inc. * ...............................    51,913          726,782
Xilinx, Inc.* ..................................     2,900          133,763
                                                               ------------
                                                                  8,582,845
                                                               ------------
TOTAL COMMON STOCKS (Cost $94,268,470) .........                108,486,567
                                                               ------------


                                      Principal
                                       Amount          Value
                                    ------------   ------------
FIXED INCOME SECURITIES - 38.89%
Corporate Bonds - 9.62%
Bank and Insurance - 1.51%
Bank of America Corp.
 6.63%, 10/15/07 ................    $  250,000       245,869
KeyCorp
 6.75%, 03/15/06 ................       165,000       164,982
NationsBank Corp.
 7.50%, 09/15/06 ................       275,000       284,161
 6.38%, 02/15/08                        375,000       360,681
U.S. Bancorp
 6.50%, 02/01/08 ................     1,595,000     1,552,681
Wells Fargo & Co.
 6.25%, 04/15/08 ................       100,000        97,090
                                                    ---------
                                                    2,705,464
                                                    ---------
Financial Services - 4.43%
American General Finance Corp.
 6.20%, 03/15/03 ................       580,000       578,614
Associates Corp. of North America
 7.55%, 07/17/06 ................       950,000       997,894



See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                              Principal
                                                Amount          Value
                                            -------------   ------------
FIXED INCOME SECURITIES (continued)
Corporate Bonds (continued)
Financial Services (continued)
Beneficial Corp.
 6.96%, 02/13/06 .......................     $  150,000      $  151,759
 6.94%, 12/15/06 .......................        100,000         100,165
Citigroup, Inc.
 6.63%, 09/15/05 .......................        150,000         152,609
 7.25%, 10/01/10 .......................        150,000         154,825
Commercial Credit Co.
 6.63%, 11/15/06 .......................        225,000         225,929
Finova Capital Corp.
 6.50%, 07/28/02 .......................        460,000         290,085
 6.75%, 03/09/09 .......................        300,000         165,450
Ford Motor Credit Co.
 6.55%, 07/07/03 .......................        125,000         125,117
 7.75%, 03/15/05 .......................        300,000         309,565
 6.38%, 11/05/08 .......................        715,000         673,686
 7.38%, 10/28/09 .......................        500,000         500,790
General Motors Acceptance Corp.
 6.15%, 04/05/07 .......................        870,000         827,719
Household Finance Corp.
 7.25%, 07/15/03 .......................        125,000         127,334
 7.65%, 05/15/07 .......................        200,000         206,060
Lehman Brothers, Inc.
 7.63%, 06/01/06 .......................        520,000         534,681
Merrill Lynch & Co., Inc.
 6.00%, 07/15/05 .......................         25,000          24,462
 6.56%, 12/16/07 .......................        240,000         236,765
Morgan Stanley Dean Witter Discover & Co.
 6.88%, 03/01/07 .......................        120,000         121,009
Salomon Smith Barney Holdings, Inc.
 6.50%, 10/15/02 .......................        125,000         125,570
 7.00%, 06/15/03 .......................        325,000         330,014
 7.00%, 03/15/04 .......................        275,000         279,696
Sears Roebuck Acceptance Corp.
 6.90%, 08/01/03 .......................        115,000         115,091
 6.13%, 01/15/06 .......................         50,000          47,812
Transamerica Corp.
 6.75%, 11/15/06 .......................        190,000         192,857
Transamerica Financial Corp.
 7.51%, 04/15/02 .......................         30,000          30,491
Travelers Property Casualty Corp.
 6.88%, 12/15/03 .......................         25,000          25,328
 7.20%, 02/01/04 .......................        100,000         102,214
 6.75%, 11/15/06 .......................        200,000         203,105
                                                             ----------
                                                              7,956,696
                                                             ----------
Industrial - 3.33%
Alcoa, Inc.
 7.38%, 08/01/10 .......................        220,000         232,885
British Telecom Plc
 7.63%, 12/15/05 .......................        400,000         405,189
Conoco, Inc.
 6.35%, 04/15/09 .......................        230,000         229,072

See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                       Principal
                                                        Amount          Value
                                                     ------------   -------------
FIXED INCOME SECURITIES (continued)
Corporate Bonds (continued)
Industrial (continued)
Enron Corp.
 6.63%, 11/15/05 ............................ ....    $  725,000     $   727,996
 6.40%, 07/15/06 ............................ ....       150,000         149,070
Northwest Pipeline Corp.
 6.63%, 12/01/07 ............................ ....       750,000         738,388
Philip Morris Cos., Inc.
 7.50%, 01/15/02 ............................ ....        40,000          40,019
 8.25%, 10/15/03 ............................ ....        75,000          77,022
 6.80%, 12/01/03 ............................ ....        30,000          29,886
 6.38%, 02/01/06 ............................ ....        25,000          23,912
Raytheon Co.
 6.30%, 03/15/05 ............................ ....       725,000         718,239
 6.15%, 11/01/08 ............................ ....       310,000         297,092
TCI Communications, Inc.
 6.88%, 02/15/06 ............................ ....       395,000         393,638
Transcontinental Gas Pipeline
 6.13%, 01/15/05 ............................ ....       300,000         297,534
 6.25%, 01/15/08 ............................ ....       400,000         390,921
Unilever Capital Corp.
 6.88%, 11/01/05 ............................ ....       400,000         413,299
WorldCom, Inc.
 8.25%, 05/15/10 ............................ ....       800,000         823,749
                                                                     -----------
                                                                       5,987,911
                                                                     -----------
Retail - 0.35%
Target Corp.
 7.50%, 08/15/10 ............................ ....       600,000         633,758
                                                                     -----------
TOTAL CORPORATE BONDS (Cost $17,620,574) .........                    17,283,829
                                                                     -----------
U.S. Government Securities - 14.14%
U.S. Government Agency Obligations - 12.06%
Aid-Israel - 0.14%
 0.00%, 08/15/02** .......................... ....       495,000         251,020
                                                                     -----------
Federal Home Loan Bank - 1.63%
 5.49%, 12/22/08 ............................ ....     3,025,000       2,929,038
                                                                     -----------
Federal Home Loan Mortgage Corporation - 4.01%
 6.40%, 12/13/06 ............................ ....       275,000         283,321
 7.10%, 04/10/07 ............................ ....     1,215,000       1,297,044
 5.75%, 04/15/08 ............................ ....     5,675,000       5,628,840
                                                                     -----------
                                                                       7,209,205
                                                                     -----------
Federal National Mortgage Association - 4.76%
 6.38%, 06/15/09 ............................ ....     8,331,000       8,545,148
                                                                     -----------
Financing Corp. Strip - 0.85%
 0.00%, 04/06/18 ** ......................... ....     2,587,000         878,719
 0.00%, 05/11/18 ** ......................... ....     1,000,000         337,356
 0.00%, 04/05/19 ** ......................... ....       965,000         307,712
                                                                     -----------
                                                                       1,523,787
                                                                     -----------
Resolution Funding Strip - 0.38%
 0.00%, 04/15/14 ** ......................... ....       150,000          69,199
 0.00%, 10/15/15 ** ......................... ....        45,000          18,743
 0.00%, 10/15/17 ** ......................... ....     1,150,000         423,163
 0.00%, 01/15/19 ** ......................... ....       510,000         173,259
                                                                     -----------
                                                                         684,364
                                                                     -----------
Student Loan Marketing Association - 0.20%
 6.35%, 03/17/03 ............................ ....       350,000         355,040
                                                                     -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                                          Principal
                                                                           Amount          Value
                                                                        ------------   -------------
U.S. Government Securities (continued)
U.S. Government Agency Obligations (continued)
Tennessee Valley Authority - 0.09%
 6.25%, 12/15/17 .......................................... .........    $  155,000     $   152,530
                                                                                        -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $19,224,128) .........                    21,650,132
                                                                                        -----------
U.S. Government Obligations - 2.08%
U.S. Treasury Notes
 7.00%, 07/15/06 .......................................... .........     3,345,000       3,642,755
 6.50%, 10/15/06 .......................................... .........        95,000         101,420
                                                                                        -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,693,752) ...................                     3,744,175
                                                                                        -----------
Collateralized Mortgage Obligations - 15.13%
Federal Home Loan Mortgage Corporation - 10.29%
 6.25%, 05/15/19 .......................................... .........        76,104          75,962
 6.50%, 10/15/19 .......................................... .........       185,000         185,641
 5.50%, 04/15/21 .......................................... .........       200,000         195,095
 5.50%, 04/15/21 .......................................... .........     1,000,000         976,885
 5.75%, 04/15/21 .......................................... .........        43,386          43,156
 6.00%, 09/15/21 .......................................... .........       500,000         497,887
 6.50%, 09/15/21 .......................................... .........       500,000         504,032
 5.95%, 11/15/21 .......................................... .........       300,000         296,587
 6.50%, 11/15/21 .......................................... .........       300,000         301,208
 5.95%, 02/15/22 .......................................... .........       700,000         694,795
 6.00%, 02/15/22 .......................................... .........       100,000          99,910
 6.00%, 05/15/22 .......................................... .........       450,000         440,395
 6.65%, 07/15/22 .......................................... .........       100,000         100,978
 5.25%, 10/15/22 .......................................... .........     1,000,000         955,715
 6.25%, 11/15/22 .......................................... .........       150,000         150,841
 6.50%, 11/15/22 .......................................... .........       300,000         300,709
 6.50%, 11/15/22 .......................................... .........       100,000         100,992
 7.00%, 01/15/23 .......................................... .........       150,000         153,352
 5.75%, 02/15/23 .......................................... .........     1,000,000         974,745
 6.00%, 02/15/23 .......................................... .........       193,000         191,164
 6.50%, 02/15/23 .......................................... .........       350,000         352,908
 6.75%, 05/15/23 .......................................... .........       150,000         151,787
 5.75%, 06/15/23 .......................................... .........       800,000         781,948
 5.75%, 09/15/23 .......................................... .........       680,000         669,334
 6.00%, 11/15/23 .......................................... .........     1,050,000       1,037,846
 6.00%, 12/15/23 .......................................... .........     1,180,000       1,167,704
 5.50%, 01/15/24 .......................................... .........     1,500,000       1,440,623
 6.00%, 01/15/24 .......................................... .........       400,000         395,010
 5.50%, 03/15/24 .......................................... .........       600,000         571,900
 5.75%, 03/15/24 .......................................... .........       700,000         688,251
 5.75%, 03/15/24 .......................................... .........       300,000         294,227
 5.50%, 04/15/24 .......................................... .........       500,000         481,713
 5.75%, 07/15/24 .......................................... .........       900,000         877,271
 6.00%, 07/15/24 .......................................... .........       500,000         493,768
 6.00%, 11/15/24 .......................................... .........       900,000         887,099
 6.75%, 04/15/25 .......................................... .........        47,000          47,640
 6.00%, 06/15/25 .......................................... .........       500,000         484,617
 6.25%, 01/15/27 .......................................... .........       422,872         414,750
                                                                                        -----------
                                                                                         18,478,445
                                                                                        -----------

See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------

Balanced Fund (continued)



                                                                                               Principal
                                                                                                Amount            Value
                                                                                             ------------   ----------------
Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association - 4.65%
 6.75%, 11/25/20 ................................................................. .......    $  100,000     $     100,599
 6.50%, 10/25/21 ................................................................. .......       600,000           603,705
 6.50%, 11/25/21 ................................................................. .......       100,000           100,620
 6.00%, 02/25/22 ................................................................. .......       450,000           446,672
 6.50%, 04/25/22 ................................................................. .......       379,000           381,253
 6.50%, 07/18/22 ................................................................. .......       450,000           451,705
 6.00%, 07/25/22 ................................................................. .......        50,000            49,555
 6.50%, 07/25/22 ................................................................. .......       350,000           352,168
 5.75%, 12/25/22 ................................................................. .......     1,450,000         1,401,577
 5.75%, 02/18/23 ................................................................. .......     1,000,000           975,395
 7.00%, 06/25/23 ................................................................. .......       125,000           127,243
 6.00%, 05/25/25 ................................................................. .......       950,000           932,819
 6.50%, 05/25/26 ................................................................. .......     1,000,000           974,355
 6.00%, 02/25/28 ................................................................. .......     1,500,000         1,448,618
                                                                                                             -------------
                                                                                                                 8,346,284
                                                                                                             -------------
Government National Mortgage Association - 0.19%
 6.00%, 11/20/25 ................................................................. .......       350,000           341,698
                                                                                                             -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $26,903,080) .............................                      27,166,429
                                                                                                             -------------
TOTAL FIXED INCOME SECURITIES (Cost $68,864,375) .........................................                      69,844,563
                                                                                                             -------------
TOTAL INVESTMENTS - 99.30% (Cost $163,132,845) (1) .......................................                     178,331,130
CASH AND OTHER ASSETS NET OF LIABILITIES - 0.70% .........................................                       1,254,273
                                                                                                             -------------
NET ASSETS - 100.00% .....................................................................                   $ 179,585,403
                                                                                                             =============
(1) Aggregate cost for federal income tax purposes is $163,132,845 and net unrealized appreciation is as follows:
 Gross unrealized appreciation ...........................................................                   $  27,447,931
 Gross unrealized depreciation ...........................................................                     (12,249,646)
                                                                                                             -------------
  Net unrealized appreciation ............................................................                   $  15,198,285
                                                                                                             =============
  * Non-dividend paying stock
  ** Zero coupon bond

See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------


Equity Investment Fund
                                                    Shares         Value
                                                  ----------   -------------
COMMON STOCKS - 98.39%
Business Equipment and Services - 0.78%
Automatic Data Processing, Inc. ...............     30,000      $ 1,899,375
                                                                -----------
Capital Goods - 5.61%
Cooper Industries, Inc. .......................     24,700        1,134,656
Emerson Electric Co. ..........................     32,100        2,529,881
PPG Industries, Inc. ..........................     41,600        1,926,600
Tyco International, Ltd. ......................    146,400        8,125,200
                                                                -----------
                                                                 13,716,337
                                                                -----------
Consumer Durables - 1.18%
Ford Motor Co. ................................     74,160        1,738,125
General Motors Corp. ..........................     22,700        1,156,281
                                                                -----------
                                                                  2,894,406
                                                                -----------
Consumer Non-Durables - 5.78%
Anheuser-Busch Cos., Inc. .....................     33,000        1,501,500
Eastman Kodak Co. .............................     13,050          513,844
PepsiCo, Inc. .................................     63,250        3,134,828
Philip Morris Cos., Inc. ......................    113,500        4,994,000
Procter & Gamble Co. ..........................     25,300        1,984,469
Sara Lee Corp. ................................     82,100        2,016,581
                                                                -----------
                                                                 14,145,222
                                                                -----------
Consumer Services - 1.75%
Disney (Walt) Co. .............................     42,525        1,230,567
Knight-Ridder, Inc. ...........................     23,600        1,342,250
Time Warner, Inc. .............................     32,900        1,718,696
                                                                -----------
                                                                  4,291,513
                                                                -----------
Energy - 5.97%
BP Amoco Plc. .................................     52,050        2,491,894
Burlington Resources, Inc. ....................     18,600          939,300
Chevron Corp. .................................     21,000        1,773,187
Exxon Mobil Corp. .............................     44,900        3,903,494
Royal Dutch Petroleum Co. .....................     22,750        1,377,797
Schlumberger, Ltd. ............................     20,150        1,610,741
Texaco, Inc. ..................................     40,200        2,497,425
                                                                -----------
                                                                 14,593,838
                                                                -----------
Financial Services - 17.57%
American International Group, Inc. ............     45,550        4,489,522
Bank of America Corp. .........................     89,025        4,084,022
Bank One Corp. ................................     37,500        1,373,437
Chase Manhattan Corp. * .......................    140,500        6,383,969
Chubb Corp. ...................................     32,980        2,852,770
Citigroup, Inc. ...............................    200,508       10,238,440
Federal National Mortgage Association .........    103,600        8,987,300
First Union Corp. .............................     35,500          987,344
Morgan (J.P.) & Co., Inc. .....................      8,500        1,406,750
U.S. Bancorp ..................................     74,000        2,159,875
                                                                -----------
                                                                 42,963,429
                                                                -----------
Health Care - 17.00%
ALZA Corp.* ...................................     37,000        1,572,500
Baxter International, Inc. ....................     32,200        2,843,662



See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------


Equity Investment Fund (continued)
                                                    Shares         Value
                                                    -----          ------
COMMON STOCKS (continued)
Health Care (continued)
Bristol-Myers Squibb Co. ......................     59,500      $ 4,399,281
HCA - The Healthcare Co. ......................     33,850        1,489,738
Johnson & Johnson .............................     35,750        3,755,984
Lilly (Eli) & Co. .............................     48,000        4,467,000
Merck & Co., Inc. .............................     66,495        6,225,594
Pfizer, Inc. ..................................    140,725        6,473,350
Pharmacia Corp. ...............................     43,500        2,653,500
Schering-Plough Corp. .........................     86,300        4,897,525
UnitedHealth Group, Inc. ......................     45,500        2,792,562
                                                                -----------
                                                                 41,570,696
                                                                -----------
Multi-Industry - 5.20%
General Electric Co. ..........................    205,000        9,827,187
Honeywell International, Inc. .................     29,500        1,395,719
Minnesota Mining & Manufacturing Co. ..........     12,530        1,509,865
                                                                -----------
                                                                 12,732,771
                                                                -----------
Raw Materials - 1.96%
Alcoa, Inc. ...................................     47,500        1,591,250
Dow Chemical Co. ..............................     39,500        1,446,687
Dupont (E.I.) de Nemours & Co. ................     36,104        1,744,274
                                                                -----------
                                                                  4,782,211
                                                                -----------
Retail - 4.82%
Albertson's, Inc. .............................     59,500        1,576,750
Costco Wholesale Corp.* .......................     45,900        1,833,131
May Department Stores Co. .....................     40,250        1,318,187
Penney (J.C.), Co., Inc. ......................     37,000          402,375
The Home Depot, Inc. ..........................     29,500        1,347,781
Walgreen Co. ..................................     52,500        2,195,156
Wal-Mart Stores, Inc. .........................     58,700        3,118,438
                                                                -----------
                                                                 11,791,818
                                                                -----------
Shelter - 0.87%
Georgia-Pacific Group .........................     28,900          899,513
Kimberly-Clark Corp. ..........................     17,500        1,237,075
                                                                -----------
                                                                  2,136,588
                                                                -----------
Technology - 21.28%
ADC Telecommunications, Inc. * ................     13,700          248,313
Agilent Technologies, Inc. * ..................     17,823          975,809
Applied Materials, Inc. * .....................     27,500        1,050,156
Avaya, Inc. * .................................      7,808           80,520
BMC Software, Inc. * ..........................     30,800          431,200
Cisco Systems, Inc. * .........................    158,200        6,051,150
Compaq Computer Corp. .........................    136,124        2,048,666
Conexant Systems, Inc. * ......................     10,000          153,750
Dell Computer Corp. * .........................     46,000          802,125
EMC Corp. * ...................................     78,500        5,220,250
Hewlett-Packard Co. ...........................    118,200        3,730,688
Intel Corp. ...................................    195,050        5,900,263
International Business Machines Corp. .........     67,200        5,712,000
JDS Uniphase Corp. * ..........................      7,700          320,994



See accompanying notes to financial statements.

McM Funds -- Schedule of Portfolio Investments (unaudited) December 31, 2000
--------------------------------------------------------------------------------


Equity Investment Fund (continued)
                                                                                               Shares          Value
                                                                                               -----           -------
COMMON STOCKS (continued)
Technology (continued)
Lucent Technologies, Inc. ................................................................     92,900      $   1,254,150
Microsoft Corp. * ........................................................................    106,000          4,611,000
Motorola, Inc. ...........................................................................    140,150          2,838,038
Nortel Networks Corp. ....................................................................     51,300          1,644,806
Novellus Systems, Inc. * .................................................................     12,000            431,250
Parametric Technology Corp. * ............................................................     70,400            946,000
Solectron Corp. * ........................................................................     19,100            647,490
Sun Microsystems, Inc. * .................................................................     85,300          2,377,738
Teradyne, Inc. * .........................................................................      6,500            242,125
Texas Instruments, Inc. ..................................................................     50,500          2,392,438
VERITAS Software Corp. * .................................................................     16,362          1,431,662
Xerox Corp. ..............................................................................     40,900            189,163
Xilinx, Inc. * ...........................................................................      6,950            320,569
                                                                                                           -------------
                                                                                                              52,052,313
                                                                                                           -------------
Transportation - 0.73%
AMR Corp.* ...............................................................................     27,500          1,077,656
CSX Corp. ................................................................................     27,000            700,313
                                                                                                           -------------
                                                                                                               1,777,969
                                                                                                           -------------
Utilities - 7.89%
AT & T Corp. .............................................................................     59,300          1,026,631
El Paso Energy Corp. .....................................................................     22,200          1,590,075
Exelon Corp. .............................................................................     25,612          1,798,219
PG&E Corp. ...............................................................................     53,070          1,061,400
SBC Communications, Inc. .................................................................    104,045          4,968,149
Verizon Communications, Inc. .............................................................     70,062          3,511,858
Vodafone Group Plc .......................................................................    104,950          3,758,522
WorldCom, Inc. * .........................................................................    114,050          1,596,700
                                                                                                           -------------
                                                                                                              19,311,554
                                                                                                           -------------
TOTAL COMMON STOCKS - 98.39% (Cost $215,787,743) .........................................                   240,660,040
CASH AND OTHER ASSETS NET OF LIABILITIES - 1.61% .........................................                     3,930,384
                                                                                                           -------------
NET ASSETS - 100.00% .....................................................................                 $ 244,590,424
                                                                                                           =============
(1) Aggregate cost for federal income tax purposes is $215,787,743 and net unrealized appreciation is as follows:
 Gross unrealized appreciation ...........................................................                 $  55,084,731
 Gross unrealized depreciation ...........................................................                   (30,212,434)
                                                                                                           -------------
  Net unrealized appreciation ............................................................                 $  24,872,297
                                                                                                           =============

*Non-dividend paying stock

See accompanying notes to financial statements.

Statements of Assets and Liabilities December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

                                                                                      McM
                                                                    McM          Intermediate
                                                                 Principal           Fixed
                                                               Preservation         Income
                                                                   Fund              Fund
                                                             ----------------  ----------------
Assets:
 Investments in securities at value (cost $104,470,348,
  $183,366,457, $23,830,403, $163,132,845 and
  $215,787,743, respectively) .............................    $104,470,348      $185,084,918
 Cash-interest bearing accounts ...........................         667,699         3,339,604
 Dividends and interest receivable ........................         154,958         2,174,604
 Receivable for fund shares sold ..........................               0                 0
 Other receivables ........................................               0                 0
 Other assets .............................................           4,965            11,595
                                                               ------------      ------------
  Total assets ............................................     105,297,970       190,610,721
                                                               ------------      ------------

Liabilities:
 Payable for securities purchased .........................               0                 0
 Distributions payable ....................................         586,880                 0
 Accrued expenses .........................................             374            34,265
 Payable to advisor, net ..................................          11,576            54,910
                                                               ------------      ------------
  Total liabilities .......................................         598,830            89,175
                                                               ------------      ------------

Net Assets:
 Applicable to 104,705,508, 18,435,652, 2,302,209,
  9,550,456 and 9,290,682 shares outstanding,
  respectively ............................................    $104,699,140      $190,521,546
                                                               ============      ============

Net Assets Consist of:
 Capital paid-in ..........................................    $104,687,088      $189,601,852
 Accumulated undistributed net investment income ..........          14,150            23,171
 Accumulated net realized gain (loss) on investments .               (2,098)         (821,938)
 Net unrealized appreciation on investments ...............               0         1,718,461
                                                               ------------      ------------
                                                               $104,699,140      $190,521,546
                                                               ============      ============
Net asset value and redemption price per share                 $       1.00      $      10.33
                                                               ============      ============



                                                                   McM                                 McM
                                                                  Fixed             McM               Equity
                                                                 Income           Balanced          Investment
                                                                  Fund              Fund               Fund
                                                             --------------  -----------------  -----------------
Assets:
 Investments in securities at value (cost $104,470,348,
  $183,366,457, $23,830,403, $163,132,845 and
  $215,787,743, respectively) .............................   $24,055,803      $ 178,331,130      $ 240,660,040
 Cash-interest bearing accounts ...........................       239,996            504,835          6,285,779
 Dividends and interest receivable ........................       261,183            819,586            314,313
 Receivable for fund shares sold ..........................             0                  0            416,000
 Other receivables ........................................           407             10,761             16,147
 Other assets .............................................         1,493             11,214             19,999
                                                              -----------      -------------      -------------
  Total assets ............................................    24,558,882        179,677,526        247,712,278
                                                              -----------      -------------      -------------

Liabilities:
 Payable for securities purchased .........................             0                  0          2,976,496
 Distributions payable ....................................             0                  0                  0
 Accrued expenses .........................................        10,503             25,768             32,856
 Payable to advisor, net ..................................         2,346             66,355            112,502
                                                              -----------      -------------      -------------
  Total liabilities .......................................        12,849             92,123          3,121,854
                                                              -----------      -------------      -------------

Net Assets:
 Applicable to 104,705,508, 18,435,652, 2,302,209,
  9,550,456 and 9,290,682 shares outstanding,
  respectively ............................................   $24,546,033      $ 179,585,403      $ 244,590,424
                                                              ===========      =============      =============

Net Assets Consist of:
 Capital paid-in ..........................................   $24,775,283      $ 163,906,533      $ 218,853,585
 Accumulated undistributed net investment income ..........         2,274             38,161             68,958
 Accumulated net realized gain (loss) on investments .           (456,924)           442,424            795,584
 Net unrealized appreciation on investments ...............       225,400         15,198,285         24,872,297
                                                              -----------      -------------      -------------
                                                              $24,546,033      $ 179,585,403      $ 244,590,424
                                                              ===========      =============      =============
Net asset value and redemption price per share                $     10.66      $       18.80      $       26.33
                                                              ===========      =============      =============

See accompanying notes to financial statements.

Statements of Operations
For the six months ended December 31, 2000 (unaudited)
--------------------------------------------------------------------------------


                                                                                       McM
                                                                      McM         Intermediate
                                                                   Principal          Fixed
                                                                 Preservation        Income
                                                                     Fund             Fund
                                                                --------------  ----------------
Investment Income:
 Dividends (net of foreign withholding taxes of $0, $0, $0,
  $1,682 and $4,048, respectively) ...........................   $         0      $          0
 Interest ....................................................     3,032,125         5,844,487
                                                                 -----------      ------------
  Total investment income ....................................     3,032,125         5,844,487
                                                                 -----------      ------------
Expenses:
 Investment advisory fees (Note E) ...........................       115,508           317,462
 Transfer agent fees .........................................        26,135            24,730
 Administration fees .........................................        14,144            41,557
 Accounting fees .............................................        17,869            26,889
 Legal fees ..................................................         2,464             5,115
 Custodian fees ..............................................         9,141            13,133
 Insurance fees ..............................................         3,378             8,112
 Registration expenses .......................................         5,861             8,326
 Report to shareholder expense ...............................         1,377             3,088
 Auditing fees ...............................................         5,096             6,624
 Trustees fees ...............................................         1,883             4,223
                                                                 -----------      ------------
  Total expenses .............................................       202,856           459,259
 Expenses reimbursed (Note E) ................................       (64,246)           (5,742)
                                                                 -----------      ------------
  Net expenses ...............................................       138,610           453,517
                                                                 -----------      ------------
Net Investment Income ........................................     2,893,515         5,390,970
                                                                 -----------      ------------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain (loss) on investments .....................         3,189          (404,054)
 Net change in unrealized appreciation/(depreciation) on
  investments ................................................             0         7,045,478
                                                                 -----------      ------------
 Net realized and unrealized gain/(loss) on investments ......         3,189         6,641,424
                                                                 -----------      ------------
Increase (decrease) in Net Assets from Operations ............   $ 2,896,704      $ 12,032,394
                                                                 ===========      ============

                                                                      McM                                   McM
                                                                     Fixed              McM               Equity
                                                                     Income           Balanced          Investment
                                                                      Fund              Fund               Fund
                                                                ---------------  -----------------  ------------------
Investment Income:
 Dividends (net of foreign withholding taxes of $0, $0, $0,
  $1,682 and $4,048, respectively) ...........................    $         0      $     698,491      $    1,758,442
 Interest ....................................................        771,043          2,263,786              76,898
                                                                  -----------      -------------      --------------
  Total investment income ....................................        771,043          2,962,277           1,835,340
                                                                  -----------      -------------      --------------
Expenses:
 Investment advisory fees (Note E) ...........................         41,182            392,236             674,777
 Transfer agent fees .........................................         15,372             30,923              42,919
 Administration fees .........................................          2,243             39,376              64,082
 Accounting fees .............................................         13,962             26,272              34,393
 Legal fees ..................................................            467              4,928               8,316
 Custodian fees ..............................................          2,062             14,494              24,709
 Insurance fees ..............................................          1,234              7,955              12,117
 Registration expenses .......................................          5,860              7,257              11,799
 Report to shareholder expense ...............................            391              2,978               4,644
 Auditing fees ...............................................          4,174              8,839               9,682
 Trustees fees ...............................................            461              4,072               6,350
                                                                  -----------      -------------      --------------
  Total expenses .............................................         87,408            539,330             893,788
 Expenses reimbursed (Note E) ................................        (28,577)           (16,349)                  0
                                                                  -----------      -------------      --------------
  Net expenses ...............................................         58,831            522,981             893,788
                                                                  -----------      -------------      --------------
Net Investment Income ........................................        712,212          2,439,296             941,552
                                                                  -----------      -------------      --------------
Realized and Unrealized Gain (Loss) on Investments:
 Net realized gain (loss) on investments .....................        (28,846)           483,583           3,618,439
 Net change in unrealized appreciation/(depreciation) on
  investments ................................................      1,087,262         (5,629,732)        (33,186,462)
                                                                  -----------      -------------      --------------
 Net realized and unrealized gain/(loss) on investments ......      1,058,416         (5,146,149)        (29,568,023)
                                                                  -----------      -------------      --------------
Increase (decrease) in Net Assets from Operations ............    $ 1,770,628      $  (2,706,853)     $  (28,626,471)
                                                                  ===========      =============      ==============

See accompanying notes to financial statements.

Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                             McM Principal
                                                           Preservation Fund
                                                  ------------------------------------
                                                        For the
                                                   Six Months Ended        For the
                                                       12/31/00          Year Ended
                                                      (unaudited)         06/30/00
                                                  ------------------  ----------------
Operations:
 Net investment income .........................     $  2,893,515      $    3,802,680
 Net realized gain (loss) on investments .......            3,189              (5,588)
 Net change in unrealized appreciation/
  (depreciation) on investments ................                0                   0
                                                     ------------      --------------
 Increase in net assets ........................        2,896,704           3,797,092
                                                     ------------      --------------
Dividends and Distributions to Shareholders:
 From net investment income ....................       (2,897,785)         (3,802,680)
 From capital gains ............................                0                   0
                                                     ------------      --------------
 Total Distributions ...........................       (2,897,785)         (3,802,680)
                                                     ------------      --------------
Capital Share Transactions - Note C ............       33,662,136         (14,896,484)
                                                     ------------      --------------
 Total increase (decrease) in net assets .......       33,661,055         (14,902,072)
Net Assets:
 Beginning of period ...........................       71,038,085          85,940,157
                                                     ------------      --------------
 End of period (including undistributed net
  investment income of $14,150, $18,420,
  $23,171, $449,316, $2,274 and $78,765,
  respectively) ................................     $104,699,140      $   71,038,085
                                                     ============      ==============


                                                            McM Intermediate                          McM Fixed
                                                           Fixed Income Fund                         Income Fund
                                                  ------------------------------------  -------------------------------------
                                                        For the                               For the
                                                   Six Months Ended        For the       Six Months Ended       For the
                                                       12/31/00          Year Ended          12/31/00          Year Ended
                                                      (unaudited)         06/30/00          (unaudited)         06/30/00
                                                  ------------------  ----------------  ------------------  ---------------
Operations:
 Net investment income .........................     $  5,390,970       $  9,462,001       $   712,212       $  1,591,576
 Net realized gain (loss) on investments .......         (404,054)          (495,500)          (28,846)          (427,842)
 Net change in unrealized appreciation/
  (depreciation) on investments ................        7,045,478         (3,212,494)        1,087,262           (358,308)
                                                     ------------       ------------       -----------       ------------
 Increase in net assets ........................       12,032,394          5,754,007         1,770,628            805,426
                                                     ------------       ------------       -----------       ------------
Dividends and Distributions to Shareholders:
 From net investment income ....................       (5,817,115)        (9,472,699)         (788,703)        (1,617,916)
 From capital gains ............................                0           (468,387)           (1,377)           (47,400)
                                                     ------------       ------------       -----------       ------------
 Total Distributions ...........................       (5,817,115)        (9,941,086)         (790,080)        (1,665,316)
                                                     ------------       ------------       -----------       ------------
Capital Share Transactions - Note C ............       13,484,376         21,913,063         1,520,656         (4,503,229)
                                                     ------------       ------------       -----------       ------------
 Total increase (decrease) in net assets .......       19,699,655         17,725,984         2,501,204         (5,363,119)
Net Assets:
 Beginning of period ...........................      170,821,891        153,095,907        22,044,829         27,407,948
                                                     ------------       ------------       -----------       ------------
 End of period (including undistributed net
  investment income of $14,150, $18,420,
  $23,171, $449,316, $2,274 and $78,765,
  respectively) ................................     $190,521,546       $170,821,891       $24,546,033       $ 22,044,829
                                                     ============       ============       ===========       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------


                                                               McM Balanced                           McM Equity
                                                                   Fund                            Investment Fund
                                                    -----------------------------------  ------------------------------------
                                                          For the                              For the
                                                     Six Months Ended       For the       Six Months Ended        For the
                                                         12/31/00          Year Ended         12/31/00          Year Ended
                                                        (unaudited)         06/30/00         (unaudited)         06/30/00
                                                    ------------------  ---------------  ------------------  ----------------
Operations:
 Net investment income ...........................     $  2,439,296      $  4,577,871      $     941,552      $   1,819,022
 Net realized gain on investments ................          483,583         7,441,836          3,618,439         14,580,356
 Net change in unrealized appreciation/
  (depreciation) on investments ..................       (5,629,732)       (6,896,156)       (33,186,462)       (10,449,851)
                                                       ------------      ------------      -------------      -------------
 Increase (decrease) in net assets ...............       (2,706,853)        5,123,551        (28,626,471)         5,949,527
                                                       ------------      ------------      -------------      -------------
Dividends and Distributions to Shareholders:
 From net investment income ......................       (2,621,032)       (4,607,074)          (964,768)        (1,830,350)
 From capital gains ..............................       (6,494,727)       (2,514,380)       (16,528,205)        (3,847,903)
                                                       ------------      ------------      -------------      -------------
 Total Distributions .............................       (9,115,759)       (7,121,454)       (17,492,973)        (5,678,253)
                                                       ------------      ------------      -------------      -------------
Capital Share Transactions - Note C ..............       26,341,630        12,448,790         30,677,355         55,659,421
                                                       ------------      ------------      -------------      -------------
 Total increase (decrease) in net assets .........       14,519,018        10,450,887        (15,442,089)        55,930,695
Net Assets:
 Beginning of period .............................      165,066,385       154,615,498        260,032,513        204,101,818
                                                       ------------      ------------      -------------      -------------
 End of period (including undistributed net
  investment income of $38,161, $219,897,
  $68,958 and $92,174, respectively ) ............     $179,585,403      $165,066,385      $ 244,590,424      $ 260,032,513
                                                       ============      ============      =============      =============

See accompanying notes to financial statements

Financial Highlights
--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                         McM Principal
                                                       Preservation Fund
                                                  ---------------------------
                                                     For the
                                                    Six Months
                                                      Ended         For the
                                                     12/31/00     Year Ended
                                                   (unaudited)     06/30/00
                                                  -------------  ------------
Net Asset Value, beginning of period ...........     $   1.00      $  1.00
                                                     --------      -------
 Income from investment operations:
 Net investment income .........................         0.03         0.05
                                                     --------      -------
  Total from investment operations .............         0.03         0.05
                                                     --------      -------
 Less Distributions:
 From net investment income ....................        (0.03)       (0.05)
                                                     --------      -------
  Total distributions ..........................        (0.03)       (0.05)
                                                     --------      -------
Net Asset Value, end of period .................     $   1.00      $  1.00
                                                     ========      =======
Total return ...................................         3.22%(2)     5.48%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........     $104,699      $71,038
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor ......................................         0.44%(1)     0.51%
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor .........         0.30%(1)     0.30%
 Ratio of net investment income to average net
  assets before reimbursement of expenses by
  Advisor ......................................         6.11%(1)     5.11%
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor ......................................         6.25%(1)     5.32%
 Portfolio turnover ............................          N/A          N/A



                                                                      McM Principal
                                                                    Preservation Fund
                                                  -----------------------------------------------------
                                                     For the       For the       For the      For the
                                                   Year Ended    Year Ended    Year Ended    Year Ended
                                                    06/30/99      06/30/98      06/30/97      06/30/96
                                                  ------------  ------------  ------------  -----------
Net Asset Value, beginning of period ...........    $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                    ------        ------        ------        ------
 Income from investment operations:
 Net investment income .........................      0.05          0.05          0.05          0.05
                                                    ------        ------        ------        ------
  Total from investment operations .............      0.05          0.05          0.05          0.05
                                                    ------        ------        ------        ------
 Less Distributions:
 From net investment income ....................     (0.05)        (0.05)        (0.05)        (0.05)
                                                    -------       -------       -------       -------
  Total distributions ..........................     (0.05)        (0.05)        (0.05)        (0.05)
                                                    -------       -------       -------       -------
Net Asset Value, end of period .................    $ 1.00        $ 1.00        $ 1.00        $ 1.00
                                                    =======       =======       =======       =======
Total return ...................................      4.97%         5.41%         5.24%         5.39%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........   $85,940       $48,184       $32,703       $24,195
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor ......................................      0.61%         0.67%         0.77%         0.93%
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor .........      0.30%         0.30%         0.30%         0.30%
 Ratio of net investment income to average net
  assets before reimbursement of expenses by
  Advisor ......................................      4.53%         4.92%         4.65%         4.60%
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor ......................................      4.84%         5.29%         5.12%         5.23%
 Portfolio turnover ............................       N/A           N/A           N/A           N/A


(1) Annualized.
(2) Not annualized.



















See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                        McM Intermediate
                                                        Fixed Income Fund
                                                   ---------------------------
                                                      For the
                                                     Six Months
                                                       Ended         For the
                                                      12/31/00     Year Ended
                                                    (unaudited)     06/30/00
                                                   -------------  ------------
Net Asset Value, beginning of period ............     $  9.99       $ 10.26
                                                      -------       -------
 Income from investment operations:
 Net investment income ..........................        0.30          0.58
 Net realized and unrealized gain (loss) on
  investments ...................................        0.37         (0.23)
                                                      -------      --------
  Total from investment operations ..............        0.67          0.35
                                                      -------      --------
 Less Distributions:
 From net investment income .....................       (0.33)        (0.59)
 From capital gains .............................       (0.00)        (0.03)
                                                      -------      --------
  Total distributions ...........................       (0.33)        (0.62)
                                                      -------      --------
Net Asset Value, end of period ..................     $ 10.33       $  9.99
                                                      =======      ========
Total return ....................................        6.81%(2)      3.51%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ...........    $190,522      $170,822
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses
  by Advisor ....................................        0.51%(1)      0.52%
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor ..........        0.50%(1)      0.50%
 Ratio of net investment income to average net
  assets before reimbursement of expenses
  by Advisor ....................................        5.94%(1)      5.79%
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor .......................................        5.95%(1)      5.81%
 Portfolio turnover .............................       25.21%(2)     25.34%


                                                                     McM Intermediate
                                                                     Fixed Income Fund
                                                   -----------------------------------------------------
                                                      For the       For the       For the      For the
                                                    Year Ended    Year Ended    Year Ended    Year Ended
                                                     06/30/99      06/30/98      06/30/97      06/30/96
                                                   ------------  ------------  ------------  -----------
Net Asset Value, beginning of period ............    $ 10.53       $ 10.26       $ 10.17       $ 10.37
                                                     -------       -------       -------       -------
 Income from investment operations:
 Net investment income ..........................       0.57          0.60          0.60          0.57
 Net realized and unrealized gain (loss) on
  investments ...................................      (0.23)         0.27          0.11         (0.10)
                                                     --------      -------       -------       -------
  Total from investment operations ..............       0.34          0.87          0.71          0.47
                                                     --------      -------       -------       -------
 Less Distributions:
 From net investment income .....................      (0.57)        (0.60)        (0.60)        (0.57)
 From capital gains .............................      (0.04)         0.00         (0.02)        (0.10)
                                                     --------      --------      -------       -------
  Total distributions ...........................      (0.61)       ( 0.60)        (0.62)        (0.67)
                                                     --------      --------      -------       -------
Net Asset Value, end of period ..................    $ 10.26       $ 10.53       $ 10.26       $ 10.17
                                                     ========      ========      =======       =======
Total return ....................................       3.25%         8.68%         7.14%         4.61%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ...........   $153,096      $121,710       $93,402       $76,045
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses
  by Advisor ....................................       0.52%         0.55%         0.59%         0.69%
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor ..........       0.50%         0.50%         0.50%         0.50%
 Ratio of net investment income to average net
  assets before reimbursement of expenses
  by Advisor ....................................       5.40%         5.74%         5.80%         5.52%
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor .......................................       5.42%         5.79%         5.89%         5.71%
 Portfolio turnover .............................      40.40%        45.44%        36.02%        75.26%


(1) Annualized.
(2) Not annualized.
















See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                            McM Fixed
                                                           Income Fund
                                                   ---------------------------
                                                      For the
                                                     Six Months
                                                       Ended         For the
                                                      12/31/00     Year Ended
                                                    (unaudited)     06/30/00
                                                   -------------  ------------
Net Asset Value, beginning of period ............     $ 10.23       $ 10.52
                                                      -------       -------
 Income from investment operations:
 Net investment income ..........................        0.32          0.63
 Net realized and unrealized gain (loss) on
  investments ...................................        0.46         (0.27)
                                                      -------       -------
  Total from investment operations ..............        0.78          0.36
                                                      -------       -------
 Less Distributions:
 From net investment income .....................       (0.35)        (0.63)
 From capital gains .............................       (0.00)        (0.02)
                                                      -------       -------
  Total distributions ...........................       (0.35)        (0.65)
                                                      -------       -------
Net Asset Value, end of period ..................     $ 10.66       $ 10.23
                                                      =======       =======
Total return ....................................        7.79%(2)      3.52%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ...........     $24,546       $22,045
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses
  by Advisor ....................................        0.74%(1)      0.76%
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor ..........        0.50%(1)      0.50%
 Ratio of net investment income to average net
  assets before reimbursement of expenses
  by Advisor ....................................        5.81%(1)      5.71%
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor .......................................        6.05%(1)      5.97%
 Portfolio turnover .............................       14.23%(2)     27.59%


                                                                         McM Fixed
                                                                        Income Fund
                                                   -----------------------------------------------------
                                                      For the       For the       For the      For the
                                                    Year Ended    Year Ended    Year Ended    Year Ended
                                                     06/30/99      06/30/98      06/30/97      06/30/96
                                                   ------------  ------------  ------------  -----------
Net Asset Value, beginning of period ............    $ 10.89       $ 10.44       $ 10.33      $ 10.58
                                                     -------       -------       -------      -------
 Income from investment operations:
 Net investment income ..........................       0.61          0.62          0.65         0.64
 Net realized and unrealized gain (loss) on
  investments ...................................      (0.35)         0.47          0.12        (0.20)
                                                     -------       -------       -------      --------
  Total from investment operations ..............       0.26          1.09          0.77         0.44
                                                     -------       -------       -------      --------
 Less Distributions:
 From net investment income .....................      (0.61)        (0.62)        (0.65)       (0.63)
 From capital gains .............................      (0.02)        (0.02)        (0.01)       (0.06)
                                                     -------       -------       --------     --------
  Total distributions ...........................      (0.63)        (0.64)        (0.66)       (0.69)
                                                     -------       -------       --------     --------
Net Asset Value, end of period ..................    $ 10.52       $ 10.89       $ 10.44      $ 10.33
                                                     =======       =======       ========     ========
Total return ....................................       2.34%        10.71%         7.72%        4.16%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ...........    $27,408       $22,202      $  9,565     $  7,992
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses
  by Advisor ....................................       0.93%         1.17%         1.57%        1.82%
 Ratio of expenses to average net assets after
  reimbursement of expenses by Advisor ..........       0.50%         0.50%         0.50%        0.50%
 Ratio of net investment income to average net
  assets before reimbursement of expenses
  by Advisor ....................................       5.16%         5.26%         5.25%        4.70%
 Ratio of net investment income to average net
  assets after reimbursement of expenses by
  Advisor .......................................       5.59%         5.93%         6.32%        6.02%
 Portfolio turnover .............................      29.32%        58.22%        32.46%       37.62%


(1) Annualized.
(2) Not annualized.
















See accompanying notes to financial statements.

--------------------------------------------------------------------------------
The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                          McM Balanced
                                                              Fund
                                                  -----------------------------
                                                      For the
                                                     Six Months
                                                       Ended          For the
                                                      12/31/00      Year Ended
                                                    (unaudited)      06/30/00
                                                  ---------------  ------------
Net Asset Value, beginning of period ...........     $  19.93        $ 20.15
                                                     ---------       -------
 Income from investment operations:
 Net investment income .........................         0.28           0.55
 Net realized and unrealized gain (loss) on
  investments ..................................        (0.41)          0.07
                                                     ---------       -------
  Total from investment operations .............        (0.13)          0.62
                                                     ---------       -------
 Less Distributions:
 From net investment income ....................        (0.30)         (0.55)
 From capital gains ............................        (0.70)         (0.29)
                                                     ---------       --------
  Total distributions ..........................        (1.00)         (0.84)
                                                     ---------       --------
Net Asset Value, end of period .................     $  18.80        $ 19.93
                                                     =========       ========
Total return ...................................        (0.64)%(2)      3.17%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........     $179,585       $165,066
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses
  by Advisor ...................................         0.62%(1)       0.64%
 Ratio of expenses to average net assets after
  reimbursement and recovery of expenses
  by Advisor ...................................         0.60%(1)       0.60%
 Ratio of net investment income to average net
  assets before reimbursement and recovery
  of expenses by Advisor .......................         2.78%(1)       2.73%
 Ratio of net investment income to average net
  assets after reimbursement and recovery of
  expenses by Advisor ..........................         2.80%(1)       2.77%
 Portfolio turnover ............................        13.62%(2)      22.44%


                                                                      McM Balanced
                                                                          Fund
                                                  -----------------------------------------------------
                                                     For the       For the       For the      For the
                                                   Year Ended    Year Ended    Year Ended    Year Ended
                                                    06/30/99      06/30/98      06/30/97      06/30/96
                                                  ------------  ------------  ------------  -----------
Net Asset Value, beginning of period ...........    $ 18.12       $ 15.30       $ 12.75       $ 11.35
                                                    -------       -------       -------       -------
 Income from investment operations:
 Net investment income .........................       0.50          0.47          0.43          0.40
 Net realized and unrealized gain (loss) on
  investments ..................................       2.10          2.82          2.54          1.49
                                                    -------       -------       -------       -------
  Total from investment operations .............       2.60          3.29          2.97          1.89
                                                    -------       -------       -------       -------
 Less Distributions:
 From net investment income ....................      (0.50)        (0.47)        (0.42)        (0.40)
 From capital gains ............................      (0.07)         0.00          0.00         (0.09)
                                                    --------      -------       -------       -------
  Total distributions ..........................      (0.57)        (0.47)        (0.42)        (0.49)
                                                    --------      -------       -------       -------
Net Asset Value, end of period .................    $ 20.15       $ 18.12       $ 15.30       $ 12.75
                                                    ========      =======       =======       =======
Total return ...................................      14.60%        21.76%        23.65%        16.86%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) ..........   $154,615       $93,201       $40,941       $11,915
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses
  by Advisor ...................................       0.64%         0.74%         1.01%         2.21%
 Ratio of expenses to average net assets after
  reimbursement and recovery of expenses
  by Advisor ...................................       0.60%         0.60%         0.60%         0.60%
 Ratio of net investment income to average net
  assets before reimbursement and recovery
  of expenses by Advisor .......................       2.70%         2.87%         2.97%         1.81%
 Ratio of net investment income to average net
  assets after reimbursement and recovery of
  expenses by Advisor ..........................       2.74%         3.01%         3.38%         3.43%
 Portfolio turnover ............................      18.58%        20.73%        31.64%        26.16%


(1) Annualized.
(2) Not annualized.
















See accompanying notes to financial statements.

--------------------------------------------------------------------------------

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.




                                                              McM Equity
                                                            Investment Fund
                                                     -----------------------------
                                                         For the
                                                        Six Months
                                                          Ended          For the
                                                         12/31/00      Year Ended
                                                       (unaudited)      06/30/00
                                                     ---------------  ------------
Net Asset Value, beginning of period ..............     $   30.17       $ 30.37
                                                        ---------       -------
 Income from investment operations:
 Net investment income ............................          0.05          0.23
 Net realized and unrealized gain (loss) on
  investments. ....................................         (2.08)         0.30
                                                        ---------       -------
  Total from investment operations ................         (2.03)         0.53
                                                        ---------       -------
 Less Distributions:
 From net investment income .......................         (0.05)        (0.23)
 From capital gains ...............................         (1.76)        (0.50)
                                                        ---------       --------
  Total distributions .............................         (1.81)        (0.73)
                                                        ---------       --------
Net Asset Value, end of period ....................     $   26.33       $ 30.17
                                                        =========       ========
Total return ......................................         (6.54)%(2)     1.80%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .............      $244,590      $260,033
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor .........................................          0.66%(1)      0.67%
 Ratio of expenses to average net assets after
  reimbursement and recovery of expenses by
  Advisor .........................................          0.66%(1)      0.68%
 Ratio of net investment income to average net
  assets before reimbursement and recovery of
  expenses by Advisor .............................          0.70%(1)      0.78%
 Ratio of net investment income to average net
  assets after reimbursement and recovery of
  expenses by Advisor .............................          0.70%(1)      0.77%
 Portfolio turnover ...............................          4.03%(2)     13.68%


                                                                           McM Equity
                                                                         Investment Fund
                                                     -------------------------------------------------------
                                                        For the       For the       For the       For the
                                                      Year Ended    Year Ended    Year Ended    Period Ended
                                                       06/30/99      06/30/98      06/30/97       06/30/96
                                                     ------------  ------------  ------------  -------------
Net Asset Value, beginning of period ..............    $ 25.29       $ 19.71       $ 14.85        $ 11.95
                                                       -------       -------       -------        -------
 Income from investment operations:
 Net investment income ............................       0.23          0.23          0.24           0.21
 Net realized and unrealized gain (loss) on
  investments. ....................................       5.21          5.62          4.87           2.94
                                                       -------       -------       -------        -------
  Total from investment operations ................       5.44          5.85          5.11           3.15
                                                       -------       -------       -------        -------
 Less Distributions:
 From net investment income .......................      (0.22)        (0.23)        (0.24)         (0.21)
 From capital gains ...............................      (0.14)        (0.04)        (0.01)         (0.04)
                                                       --------      --------      -------        -------
  Total distributions .............................      (0.36)        (0.27)        (0.25)         (0.25)
                                                       --------      --------      -------        -------
Net Asset Value, end of period ....................    $ 30.37       $ 25.29       $ 19.71        $ 14.85
                                                       ========      ========      =======        =======
Total return ......................................      21.70%        29.89%        34.68%         26.53%
Ratios/Supplemental Data
 Net assets, end of period (in 000's) .............   $204,102      $128,541       $58,593        $23,913
 Ratio of expenses to average net assets before
  reimbursement and recovery of expenses by
  Advisor .........................................       0.66%         0.75%         0.88%          1.72%
 Ratio of expenses to average net assets after
  reimbursement and recovery of expenses by
  Advisor .........................................       0.75%         0.75%         0.75%          0.75%
 Ratio of net investment income to average net
  assets before reimbursement and recovery of
  expenses by Advisor .............................       0.95%         1.05%         1.36%          0.80%
 Ratio of net investment income to average net
  assets after reimbursement and recovery of
  expenses by Advisor .............................       0.86%         1.05%         1.49%          1.77%
 Portfolio turnover ...............................       4.79%         0.57%         0.88%          0.92%


(1) Annualized.
(2) Not annualized.














See accompanying notes to financial statements.

McM FUNDS -- Notes to Financial Statements December 31, 2000 (unaudited)
--------------------------------------------------------------------------------

Note (A) Significant Accounting Policies: McM Funds (the "Trust") is a Delaware business trust, currently issuing five series of shares of beneficial interest (collectively, the "Funds"): McM Principal Preservation Fund (the "Principal Preservation Fund"), McM Intermediate Fixed Income Fund (the "Intermediate Fixed Income Fund"), McM Fixed Income Fund (the "Fixed Income Fund"), McM Balanced Fund (the "Balanced Fund") and McM Equity Investment Fund (the "Equity Investment Fund"). The Trust is a no-load, open-end management investment company which is registered under the Investment Company Act of 1940, as amended (the "Act"). The Trust was organized as a Delaware business trust on February 3, 1994. The Principal Preservation Fund commenced investment operations on July 13, 1994. The Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund commenced investment operations on July 14, 1994. Investment in the Principal Preservation Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Principal Preservation Fund will be able to maintain a stable net asset value of $1.00. Certain officers and trustees of the Funds are also officers and directors of McMorgan & Company (the "Advisor"). No officer or employee of the Advisor receives any compensation from the Funds for acting as a trustee of the Funds. All Trust officers serve without direct compensation from the Funds. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.


    (1) Security Valuation: The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange. The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The equity securities of each Fund listed or traded on a stock exchange are valued at the last sale price on its principal exchange. If no sale price is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the last bid and asked prices. Fixed-income securities are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. All securities held in the portfolio of the Principal Preservation Fund, and the debt securities with maturities of 60 days or less held by the other Funds, are valued at amortized cost. When a security is valued at amortized cost, it is valued at its cost when purchased, and thereafter by assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. When market quotations are not readily available, securities and other assets are valued at fair value as determined in good faith by the Board of Trustees.



    (2) Repurchase Agreements: Each Fund may enter into repurchase agreements to earn income. The Funds may only enter into repurchase agreements with financial institutions that are deemed to be creditworthy by the Advisor, pursuant to guidelines established by the Funds' Board of Trustees. During the term of any repurchase agreement, the Advisor will continue to monitor the creditworthiness of the seller. Repurchase agreements are considered under the Act to be collateralized loans by a Fund to the seller secured by the securities transferred to the Fund. Repurchase agreements under the Act will be fully collateralized by securities in which the Fund may invest directly. Such collateral will be marked-to-market daily. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to the collateral. In addition, the Funds may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.


    (3) Investment Income and Securities Transactions: Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Securities transactions are accounted for on the date securities are purchased or sold. The cost of securities sold is determined using the first-in-first-out method.

McM FUNDS -- Notes to Financial Statements (continued) December 31, 2000
             (unaudited)
--------------------------------------------------------------------------------

    (4) Federal Income Taxes: The Trust has elected to be treated as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code and to distribute substantially all of the Funds' net taxable income. Each Fund qualified for such treatment for the six months ended December 31, 2000. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements.

    (5) Dividends and Distributions: Dividends and distributions to shareholders are recorded on the ex-dividend date.

    (6) Use of Estimates: In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (7) Organization Costs: Organization costs, which were being amortized on a straight-line basis over five years, were completely amortized on July 31, 1999.

Note (B) Dividends from Net Investment Income and Distributions of Capital
Gains: The Principal Preservation Fund declares dividends daily from its net investment income. The Principal Preservation Fund's dividends are payable monthly and are automatically reinvested in additional Fund shares, at the month-end net asset value, for those shareholders that have elected the reinvestment option. The Intermediate Fixed Income Fund and the Fixed Income Fund distribute their respective net investment income to shareholders monthly and net capital gains, if any, are distributed annually. With respect to the Balanced Fund and the Equity Investment Fund, dividends from net investment income are distributed quarterly and net realized gains from investment transactions, if any, are distributed to shareholders annually.

Note (C) Capital Share Transactions: Each Fund is authorized to issue an unlimited number of shares of beneficial interest with no par value. Transactions in shares of beneficial interest were as follows:




                                                           PRINCIPAL PRESERVATION FUND
                                    --------------------------------------------------------------------------
                                              Six Months Ended                         Year Ended
                                             December 31, 2000                       June 30, 2000
                                    ------------------------------------  ------------------------------------
                                          Shares             Amount             Shares             Amount
                                    -----------------  -----------------  -----------------  -----------------
Shares sold ......................      139,151,402     $   139,151,402       210,631,314     $  210,631,314
Shares issued through
 reinvestment of dividends .......        2,234,543           2,234,543         3,648,571          3,648,571
Shares redeemed ..................     (107,723,809)       (107,723,809)     (229,176,369)      (229,176,369)
                                       ------------     ---------------      ------------     --------------
Net Increase/(decrease) ..........       33,662,136     $    33,662,136       (14,896,484)    $  (14,896,484)
                                       ============     ===============      ============     ==============
                                                                FIXED INCOME FUND
                                    --------------------------------------------------------------------------
                                              Six Months Ended                      Year Ended
                                              December 31, 2000                   June 30, 2000
                                    ------------------------------------  ------------------------------------
                                         Shares             Amount             Shares             Amount
                                    ---------------     ---------------   ---------------     --------------
Shares sold ......................          241,251     $     2,504,133           612,142     $    6,188,173
Shares issued through
 reinvestment of dividends .......           70,638             733,391           155,944          1,602,179
Shares redeemed ..................         (164,611)         (1,716,868)       (1,218,728)       (12,293,581)
                                    ---------------     ---------------   ---------------     --------------
Net Increase/(decrease) ..........          147,278     $     1,520,656          (450,642)    $   (4,503,229)
                                    ===============     ===============   ===============     ==============

                                                      INTERMEDIATE FIXED INCOME FUND
                                    ------------------------------------------------------------------
                                           Six Months Ended                     Year Ended
                                           December 31, 2000                   June 30, 2000
                                    -------------------------------  ---------------------------------
                                        Shares          Amount            Shares           Amount
                                    -------------  ----------------  ---------------  ----------------
Shares sold ......................    1,679,327     $   16,949,152       3,536,075     $   35,509,789
Shares issued through
 reinvestment of dividends .......      564,440          5,700,037         974,435          9,768,320
Shares redeemed ..................     (907,124)        (9,164,813)     (2,326,439)       (23,365,046)
                                      ---------     --------------      ----------     --------------
Net Increase/(decrease) ..........    1,336,643     $   13,484,376       2,184,071     $   21,913,063
                                      =========     ==============      ==========     ==============
                                                               BALANCED FUND
                                    --------------------------------------------------------------------
                                           Six Months Ended                    Year Ended
                                           December 31, 2000                  June 30, 2000
                                    -------------------------------  -----------------------------------
                                       Shares           Amount           Shares            Amount
                                    -----------     --------------   -------------     --------------
Shares sold ......................    1,606,815     $   33,548,997       2,415,005     $   47,913,204
Shares issued through
 reinvestment of dividends .......      480,491          9,076,819         356,596          7,055,453
Shares redeemed ..................     (818,857)       (16,284,186)     (2,164,066)       (42,519,867)
                                    -----------     --------------   -------------     --------------
Net Increase/(decrease) ..........    1,268,449     $   26,341,630         607,535     $   12,448,790
                                    ===========     ==============   =============     ==============

McM FUNDS -- Notes to Financial Statements (continued) December 31, 2000
             (unaudited)
--------------------------------------------------------------------------------


                                                              EQUITY INVESTMENT FUND
                                       ---------------------------------------------------------------------
                                               Six Months Ended                       Year Ended
                                               December 31, 2000                     June 30, 2000
                                       ---------------------------------   ---------------------------------
                                            Shares            Amount            Shares            Amount
                                       ---------------   ---------------   ---------------   ---------------
Shares sold ........................       2,177,742      $  74,265,372        3,433,588      $ 101,760,836
Shares issued through
 reinvestment of dividends .........         654,645         17,232,783          187,994          5,570,772
Shares redeemed ....................      (2,161,317)       (60,820,800)      (1,722,770)       (51,672,187)
                                          ----------      -------------       ----------      -------------
Net Increase .......................         671,070      $  30,677,355        1,898,812      $  55,659,421
                                          ==========      =============       ==========      =============

Note (D) Investment Transactions: Aggregate purchases and proceeds from sales of investment securities (other than short-term investments) for the six months ended December 31, 2000 were:



                                              Aggregate      Proceeds from
                                              Purchases          Sales
                                           --------------   --------------
Intermediate Fixed Income Fund .........    $53,199,266      $44,143,260
Fixed Income Fund ......................      4,430,571        3,231,812
Balanced Fund ..........................     49,091,645       22,901,787
Equity Investment Fund .................     41,263,301       10,489,852

Note (E) Advisory Agreements: Under its investment advisory agreements with each of the Funds, the Advisor provides investment advisory services to the Funds. The Funds will pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: 0.25% for the Principal Preservation Fund; 0.35% for the Intermediate Fixed Income Fund; 0.35% for the Fixed Income Fund; 0.45% for the Balanced Fund; and 0.50% for the Equity Investment Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to absorb for the Principal Preservation Fund, Intermediate Fixed Income Fund, Fixed Income Fund, Balanced Fund and Equity Investment Fund operating expenses which cause total expenses to exceed 0.30%, 0.50%, 0.50%, 0.60%, and 0.75%, respectively. For the period July 1, 2000 through December 31, 2000, the net amount of expenses the Advisor absorbed, subject to repayment, totaled $114,914: $64,246 for the Principal Preservation Fund; $5,742 for the Intermediate Fixed Income Fund; $28,577 for the Fixed Income Fund; and $16,349 for the Balanced Fund.

The investment advisory agreements provide that any reductions or expense reimbursements made by the Advisor in its fees are subject to reimbursement by the Funds within the following three years of such reduction or reimbursement provided that the Funds are able to effect such reimbursement and remain in compliance with applicable expense limitations. Since July 1, 1997 through December 31, 2000, the Advisor has reduced its management fee and otherwise absorbed Fund expenses for each Fund in the following amounts: Principal Preservation Fund $510,990, Intermediate Fixed Income Fund $128,250, Fixed Income Fund $309,165 and Balanced Fund $225,533.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

Board of Trustees
Robert R. Barron
Terry A. O'Toole
Walter B. Rose
Kenneth I. Rosenblum
S.D. Sicotte
Mark R. Taylor
Gregory L. Watson

Officers
Terry A. O'Toole, CEO and President
Robert R. Barron, Vice President and Treasurer
Deane A. Nelson, Vice President and Secretary

Investment Advisor
McMorgan & Company
One Bush Street, Suite 800
San Francisco, CA 94104

Custodian
The Bank of New York
48 Wall Street
New York, New York  10286

Underwriter
PFPC Distributor, Inc.
3200 Horizon Drive
King of Prussia, PA 19406

Legal Counsel
Stradley, Ronan, Stevens & Young LLP
1810 Gateway Drive, Suite 115
San Mateo, CA  94404

Shareholder Services
PFPC Inc.
211 South Gulph Road
King of Prussia, PA  19406

Auditors
Tait, Weller & Baker
8 Penn Center Plaza, Suite 800
Philadelphia, PA  19103

For Additional Information about McM Funds call:
(800) 788-9485  (7AM to 5PM PST)

This report is submitted for general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds' objectives, policies, expenses and other information.


Disiplined
investments
long term
Focused
experience

SAR 1200